AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2021
1933 Act File No. 002-73024
1940 Act File No. 811-03213

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Post-Effective Amendment No. 245
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 250
☒
 (Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

ONE NATIONWIDE PLAZA
MAIL CODE 05-02-210
COLUMBUS, OHIO 43215
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)
 (614) 435-5787
Registrant’s Telephone Number, including Area Code:

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS & YOUNG, LLP
COLUMBUS, OHIO 43215	2000 K STREET, N.W., SUITE 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, DC 20006

It is proposed that this filing will become effective: (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ On March 26, 2021 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on [date] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Nationwide Variable Insurance Trust
Prospectus  March 26, 2021

NVIT S&P 500® 1-Year Buffer Fund Jan
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund Feb
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund Mar
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund Apr
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund May
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund June
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund July
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund Aug
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund Sept
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund Oct
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund Nov
Class II / Class Y
NVIT S&P 500® 1-Year Buffer Fund Dec
Class II / Class Y
NVIT S&P 500® 5-Year Buffer Fund Q1
Class II / Class Y
NVIT S&P 500® 5-Year Buffer Fund Q2
Class II / Class Y
NVIT S&P 500® 5-Year Buffer Fund Q3
Class II / Class Y
NVIT S&P 500® 5-Year Buffer Fund Q4
Class II / Class Y
The U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfundsnvit

THIS PAGE INTENTIONALLY LEFT BLANK

• The Funds have characteristics unlike traditional investment products and will not be suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
•Each Fund seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), up to a specified upside cap (the “Capped Level”), while providing a buffer (the “Buffer Amount”) against the first 10% (for the “One-Year Funds,” as defined below) or 20% (for the “Five-Year Funds,” as defined below) of S&P 500 Price Index losses, before the deduction of Fund expenses, over a specified period (the “Outcome Period”). There is no guarantee that a Fund will successfully achieve its investment objective.
•Each Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as specified below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Index. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on a Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by a Fund are derived from the value of the S&P 500 Price Index. There is no guarantee that the Outcomes for any Outcome Period will be realized. A shareholder may lose some or all of their investment.
•For the One-Year Funds, each Fund’s “Outcome Period” begins on the second Business Day of the month specified in the Fund’s name and continues through the first Business Day of the month specified in the Fund’s name the following year. For the Five-Year Funds, each Fund’s “Outcome Period” begins on the second Business Day of the calendar quarter specified in the Fund’s name and continues through the first Business Day of the calendar quarter specified in the Fund’s name five years later. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading.
•There are twelve “One-Year Funds”:
•NVIT S&P 500® 1-Year Buffer Fund Jan
•NVIT S&P 500® 1-Year Buffer Fund Feb
•NVIT S&P 500® 1-Year Buffer Fund Mar
•NVIT S&P 500® 1-Year Buffer Fund Apr
•NVIT S&P 500® 1-Year Buffer Fund May
•NVIT S&P 500® 1-Year Buffer Fund June
•NVIT S&P 500® 1-Year Buffer Fund July
•NVIT S&P 500® 1-Year Buffer Fund Aug
•NVIT S&P 500® 1-Year Buffer Fund Sept
•NVIT S&P 500® 1-Year Buffer Fund Oct
•NVIT S&P 500® 1-Year Buffer Fund Nov
•NVIT S&P 500® 1-Year Buffer Fund Dec
•There are four “Five-Year Funds”:
•NVIT S&P 500® 5-Year Buffer Fund Q1
•NVIT S&P 500® 5-Year Buffer Fund Q2
•NVIT S&P 500® 5-Year Buffer Fund Q3
•NVIT S&P 500® 5-Year Buffer Fund Q4
• Buffer Amount: Each One-Year Fund seeks to provide a Buffer Amount against the first 10% of S&P 500 Price Index price decreases over each Outcome Period, and each Five-Year Fund seeks to provide a Buffer Amount against the first 20% of S&P 500 Price Index price decreases over each Outcome Period, prior to taking into account total annual Fund operating expenses (after fee waiver/expense reimbursement) of 0.99% for Class II shares, or 0.49% for Class Y shares, as well as brokerage commissions, trading expenses, and any extraordinary expenses incurred by the Fund. Each Fund, and therefore investors, will bear all S&P 500 Price Index losses exceeding its respective Buffer Amount. There is no guarantee that a Fund will successfully buffer against S&P 500 Price Index decreases. The Buffer Amount is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
• Capped Level: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return the Fund can achieve during the Outcome Period, before expenses. The Capped Level is set at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of an Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus. The Capped Level may increase or decrease from one outcome period to the next, based on market conditions and other factors. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer

Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit a Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy. If the S&P 500 Price Index experiences returns over an Outcome Period in excess of the Capped Level, the Fund will not experience those excess gains.
• Each Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period for investors in the Fund as of the beginning of the Outcome Period. It should not be expected that the Outcomes will be provided at any point prior to the end of an Outcome Period. Specifically, if shares are redeemed at a time before the end of the Outcome Period when the Fund’s net asset value is below the Buffer Amount, the shareholder may realize a loss greater than 10% or 20%, as the case may be. The Outcomes are measured from the Fund’s net asset value (the per share value of the Fund’s assets (“NAV”)), calculated at the close of the market on the business day prior to the first day of the Outcome Period. The Fund does not track the S&P 500 Price Index except over an entire Outcome Period, and the Fund’s NAV will not increase or decrease at the same rate as the S&P 500 Price Index during an Outcome Period.
•The Buffer Amount and the Capped Level are calculated before Fund expenses. Thus, maximum Fund performance over an Outcome Period is expected to be lower than the Capped Level by the amount of such expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer Amount in the amount of such expenses. The Funds’ prospectus includes further detail on Fund expenses.
• The Funds will reject the purchase of shares after an Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund).
• If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. Because the Buffer Amount is designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the Buffer Amount.
•After the conclusion of an Outcome Period, another Outcome Period will begin.
•The Funds’ website, nationwide.com/mutualfundsnvit, provides important information that will assist you in determining whether to buy shares, including the current Outcome Period start and end dates, the remaining Capped Level and Buffer Amount, and the potential outcomes of an investment in each Fund on a monthly basis. Investors considering purchasing or selling shares should visit the website to understand the potential investment outcomes at the end of the current Outcome Period.
INVESTOR SUITABILITY
You should consider this investment only if all of the following factors apply to you:
•you fully understand the risks inherent in an investment in the Funds;
•you desire to invest in a product with a return that depends upon the performance of the S&P 500 Price Index over a full Outcome Period;
•you are willing to hold shares for the duration of the Outcome Period in order to achieve the Outcomes that the Funds seek to provide;
•you seek the protection of a 10% Buffer Amount (for the One-Year Funds) or a 20% Buffer Amount (for the Five-Year Funds) on S&P 500 Price Index losses for an investment held for the duration of the entire Outcome Period and understand that there is no guarantee that the Fund will be successful in its attempt to provide protection through the Buffer Amount;
•you are willing to forego any gains in excess of the Capped Level;
•you are willing to be exposed to the downside performance of the S&P 500 Price Index beyond the 10% or 20% Buffer Amount, as applicable;
•you understand that the Funds’ investment strategies are not expected to provide for dividends to the Funds;
•you are willing to accept the risk of losing your entire investment; and
•you have visited the Funds’ website and understand the investment outcomes available to you based upon the time of your purchase.

Table of Contents

2	Fund Summaries
NVIT S&P 500 1-Year Buffer Fund Jan
NVIT S&P 500 1-Year Buffer Fund Feb
NVIT S&P 500 1-Year Buffer Fund Mar
NVIT S&P 500 1-Year Buffer Fund Apr
NVIT S&P 500 1-Year Buffer Fund May
NVIT S&P 500 1-Year Buffer Fund June
NVIT S&P 500 1-Year Buffer Fund July
NVIT S&P 500 1-Year Buffer Fund Aug
NVIT S&P 500 1-Year Buffer Fund Sept
NVIT S&P 500 1-Year Buffer Fund Oct
NVIT S&P 500 1-Year Buffer Fund Nov
NVIT S&P 500 1-Year Buffer Fund Dec
NVIT S&P 500 5-Year Buffer Fund Q1
NVIT S&P 500 5-Year Buffer Fund Q2
NVIT S&P 500 5-Year Buffer Fund Q3
NVIT S&P 500 5-Year Buffer Fund Q4
114	How the Funds Invest
Nationwide VIT J.P. Morgan Buffer Series
119	Risks of Investing in the Funds
125	Fund Management
126	Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Value Pricing
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Distribution and Services Plans
Revenue Sharing
131	Distributions and Taxes
133	Additional Information
134	Financial Highlights

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Jan
Objective
The NVIT S&P 500® 1-Year Buffer Fund Jan seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of January to the first business day of January the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Jan (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in January and continues through the first Business Day in January the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Jan (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in January of that year and continues through the first Business Day in January the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Jan (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Jan (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Jan (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Jan (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Feb
Objective
The NVIT S&P 500® 1-Year Buffer Fund Feb seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of February to the first business day of February the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Feb (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in February and continues through the first Business Day in February the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Feb (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in February of that year and continues through the first Business Day in February the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Feb (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Feb (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Feb (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Feb (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Mar
Objective
The NVIT S&P 500® 1-Year Buffer Fund Mar seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of March to the first business day of March the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Mar (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in March and continues through the first Business Day in March the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Mar (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in March of that year and continues through the first Business Day in March the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Mar (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Mar (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Mar (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Mar (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Apr
Objective
The NVIT S&P 500® 1-Year Buffer Fund Apr seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of April to the first business day of April the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Apr (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in April and continues through the first Business Day in April the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Apr (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in April of that year and continues through the first Business Day in April the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Apr (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Apr (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Apr (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Apr (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund May
Objective
The NVIT S&P 500® 1-Year Buffer Fund May seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of May to the first business day of May the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund May (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in May and continues through the first Business Day in May the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund May (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in May of that year and continues through the first Business Day in May the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund May (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund May (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund May (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund May (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund June
Objective
The NVIT S&P 500® 1-Year Buffer Fund June seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of June to the first business day of June the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund June (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in June and continues through the first Business Day in June the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund June (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in June of that year and continues through the first Business Day in June the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund June (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund June (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund June (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund June (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund July
Objective
The NVIT S&P 500® 1-Year Buffer Fund July seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of July to the first business day of July the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund July (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in July and continues through the first Business Day in July the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund July (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in July of that year and continues through the first Business Day in July the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund July (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund July (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund July (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund July (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Aug
Objective
The NVIT S&P 500® 1-Year Buffer Fund Aug seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of August to the first business day of August the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Aug (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in August and continues through the first Business Day in August the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Aug (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in August of that year and continues through the first Business Day in August the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Aug (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Aug (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Aug (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Aug (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Sept
Objective
The NVIT S&P 500® 1-Year Buffer Fund Sept seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of September to the first business day of September the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Sept (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in September and continues through the first Business Day in September the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Sept (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in September of that year and continues through the first Business Day in September the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Sept (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Sept (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Sept (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Sept (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Oct
Objective
The NVIT S&P 500® 1-Year Buffer Fund Oct seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of October to the first business day of October the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Oct (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in October and continues through the first Business Day in October the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Oct (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in October of that year and continues through the first Business Day in October the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Oct (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Oct (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Oct (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Oct (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Nov
Objective
The NVIT S&P 500® 1-Year Buffer Fund Nov seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of November to the first business day of November the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Nov (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in November and continues through the first Business Day in November the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Nov (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in November of that year and continues through the first Business Day in November the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Nov (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Nov (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Nov (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Nov (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Dec
Objective
The NVIT S&P 500® 1-Year Buffer Fund Dec seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of December to the first business day of December the following year.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Dec (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in December and continues through the first Business Day in December the following year. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 10% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 10%, the Fund seeks to provide shareholders with a loss that is 10% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 10% over the Outcome Period, investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Dec (cont.)
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the second Business Day in December of that year and continues through the first Business Day in December the following year. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 10% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Dec (cont.)
Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 10% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 10% and investors will bear the amount of any loss in excess of a 10% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to 10% over the Outcome Period. In the event that the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the excess decline. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, the Fund would experience a loss of 3% (before the deduction of Fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level)

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Dec (cont.)
from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Dec (cont.)
profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss;
and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 1-Year Buffer Fund Dec (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q1
Objective
The NVIT S&P 500® 5-Year Buffer Fund Q1 seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 20% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of January to the first business day of January five years later.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q1 (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in January and continues through the first Business Day in January five years later. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 20% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 20% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 20%, the Fund seeks to provide shareholders with a loss that is 20% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 20% over the Outcome Period, investors will bear the amount of any loss in excess of a 20% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period,

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q1 (cont.)
there is no guarantee that the strategy will do so successfully.
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a five-year period that begins on the second Business Day in January of that year and continues through the first Business Day in January five years later. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 20% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 20% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q1 (cont.)
Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 20% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 20% and investors will bear the amount of any loss in excess of a 20% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against a decline in the value of the S&P 500 Price Index of only up to 20% on a cumulative basis. In the event that the S&P 500 Price Index declines by more than 20% during the Outcome Period, investors will bear the amount of the loss that exceeds the first 20%. For example, if the value of the S&P 500 Price Index declines by 17% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 23%, the Fund would experience a loss of 3% (before the deduction of fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any S&P 500 Price Index losses, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q1 (cont.)
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level) from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q1 (cont.)
factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q1 (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q2
Objective
The NVIT S&P 500® 5-Year Buffer Fund Q2 seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 20% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of April to the first business day of April five years later.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q2 (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in April and continues through the first Business Day in April five years later. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 20% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 20% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 20%, the Fund seeks to provide shareholders with a loss that is 20% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 20% over the Outcome Period, investors will bear the amount of any loss in excess of a 20% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period,

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q2 (cont.)
there is no guarantee that the strategy will do so successfully.
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a five-year period that begins on the second Business Day in April of that year and continues through the first Business Day in April five years later. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 20% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 20% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q2 (cont.)
Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 20% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 20% and investors will bear the amount of any loss in excess of a 20% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against a decline in the value of the S&P 500 Price Index of only up to 20% on a cumulative basis. In the event that the S&P 500 Price Index declines by more than 20% during the Outcome Period, investors will bear the amount of the loss that exceeds the first 20%. For example, if the value of the S&P 500 Price Index declines by 17% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 23%, the Fund would experience a loss of 3% (before the deduction of fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any S&P 500 Price Index losses, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q2 (cont.)
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level) from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q2 (cont.)
factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q2 (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q3
Objective
The NVIT S&P 500® 5-Year Buffer Fund Q3 seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 20% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of July to the first business day of July five years later.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q3 (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in July and continues through the first Business Day in July five years later. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 20% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 20% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 20%, the Fund seeks to provide shareholders with a loss that is 20% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 20% over the Outcome Period, investors will bear the amount of any loss in excess of a 20% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period,

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q3 (cont.)
there is no guarantee that the strategy will do so successfully.
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a five-year period that begins on the second Business Day in July of that year and continues through the first Business Day in July five years later. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 20% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 20% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q3 (cont.)
Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 20% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 20% and investors will bear the amount of any loss in excess of a 20% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against a decline in the value of the S&P 500 Price Index of only up to 20% on a cumulative basis. In the event that the S&P 500 Price Index declines by more than 20% during the Outcome Period, investors will bear the amount of the loss that exceeds the first 20%. For example, if the value of the S&P 500 Price Index declines by 17% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 23%, the Fund would experience a loss of 3% (before the deduction of fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any S&P 500 Price Index losses, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q3 (cont.)
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level) from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q3 (cont.)
factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q3 (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q4
Objective
The NVIT S&P 500® 5-Year Buffer Fund Q4 seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”) up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 20% (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over the period from the second business day of October to the first business day of October five years later.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class Y Shares
Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.59%	0.34%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.31%	0.81%
Fee Waiver/Expense Reimbursement(2),(3)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.49%
(1)   “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(2)   Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.49% until at least April 30, 2022. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(3)   In addition to the fee waivers described in Footnote 2 above, the Trust and the Adviser have entered into a written contract waiving an amount equal to the Fund’s acquired fund fees and expenses, which currently are 0.03%, until at least April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class II Shares	$101	$384
Class Y Shares	50	227

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q4 (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The S&P 500 Price Index is distinct from the S&P 500 Total Return Index in that it only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the Price Return Index. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the business day prior to the first day of the Outcome Period. The values of the FLEX Options held by the Fund are derived from the value of the S&P 500 Price Index. The Fund’s “Outcome Period” begins on the second Business Day in October and continues through the first Business Day in October five years later. A “Business Day” is any day on which the New York Stock Exchange is open for regular trading. The anticipated investment outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, the Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. The Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, the Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, the Fund seeks to reduce the amount of these losses by buying protection against the first 20% of losses during the Outcome Period in the cumulative value of the S&P 500 Price Index. Therefore, if the S&P 500 Price Index experiences losses over the Outcome Period of 20% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a return of 0% prior to the deduction of Fund expenses. If the S&P 500 Price Index experiences losses over the Outcome Period of more than 20%, the Fund seeks to provide shareholders with a loss that is 20% less than the percentage amount of the loss on the S&P 500 Price Index. As a result, you should expect that, if the S&P 500 Price Index experiences losses of more than 20% over the Outcome Period, investors will bear the amount of any loss in excess of a 20% loss on the S&P 500 Price Index, in addition to Fund expenses.
The following charts illustrate the hypothetical returns that the Fund seeks to provide where a shareholder holds Fund shares for the entire Outcome Period. The returns shown in the charts are based on hypothetical performance of the S&P 500 Price Index in certain illustrative scenarios and do not take into account payment by the Fund of fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.

The targeted outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period,

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q4 (cont.)
there is no guarantee that the strategy will do so successfully.
The Fund will reject the purchase of shares after the Outcome Period has begun (except for shares purchased with the reinvestment of dividends paid by the Fund). If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, any shareholder who redeems prior to the conclusion of the Outcome Period may not receive any protection against losses that the Buffer Amount seeks to provide. You therefore should not redeem shares prior to the last day of the Outcome Period, or you may lose some or all of your investment. Please consult with your financial advisor before doing so.
Following the initial Outcome Period, each subsequent Outcome Period will be a five-year period that begins on the second Business Day in October of that year and continues through the first Business Day in October five years later. A new Capped Level for each successive Outcome Period will be determined at the end of the Business Day immediately preceding the first day of the new Outcome Period. Although the Buffer Amount for each Outcome Period will be 20% (before the deduction of Fund expenses), the Capped Level may rise or fall from one Outcome Period to the next. The “targeted outcome strategy” is designed to realize the Outcomes only on the final day of the Outcome Period. To achieve the Outcomes sought by the Fund for an Outcome Period, an investor must hold shares of the Fund for the entire Outcome Period. This means that a shareholder should hold or purchase shares of the Fund prior to the beginning of the Outcome Period to achieve the intended result. Further, the Fund’s operations are intended to be continuous. The Fund will not terminate and distribute its assets at the conclusion of each Outcome Period. At the close of the market on the business day prior to the first day of the new Outcome Period, the Fund will invest in a new set of FLEX Options.
The Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $2.16 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated or unaffiliated mutual funds (“Underlying Funds”). The Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. The Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. The Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. The Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Fund will use options to implement the buffer strategy described above. The Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 20% in the S&P 500 Price Index over the Outcome Period. The Fund also will sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by the Fund for writing those options (together with a portion of the dividend income received by the Fund on its equity investments) will be used to finance the options purchased by the Fund, and the Capped Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Fund are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The FLEX Options that the Fund will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased as of the close of regular trading on the New York Stock Exchange on the Business

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q4 (cont.)
Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the Fund’s subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Fund’s subadviser believes it will aid in the pursuit of the Fund’s investment objective. The Fund also may use additional exchange-traded options besides FLEX Options.
Any options that are written by the Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or an options position purchased by the Fund that creates the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of the Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
The Fund uses FLEX Options in an effort to protect the Fund against losses associated with a decline of up to 20% of the S&P 500 Price Index on a cumulative basis over the Outcome Period. The FLEX Options do not protect against declines of over 20% and investors will bear the amount of any loss in excess of a 20% loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that the Fund’s efforts to limit losses will be effective. FLEX Options sold by the Fund require the Fund to give up any amount based on gains associated with an increase in the S&P 500 Price Index over the Capped Level. As a result,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
The Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Buffered loss risk – the Fund’s strategy is designed to protect against a decline in the value of the S&P 500 Price Index of only up to 20% on a cumulative basis. In the event that the S&P 500 Price Index declines by more than 20% during the Outcome Period, investors will bear the amount of the loss that exceeds the first 20%. For example, if the value of the S&P 500 Price Index declines by 17% during the Outcome Period, the Fund would experience a return of 0% (before the deduction of fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 23%, the Fund would experience a loss of 3% (before the deduction of fund operating expenses). Further, there is no guarantee that the Fund will succeed in its strategy to buffer against any S&P 500 Price Index losses, and an investor may lose his or her entire investment.
Capped Level risk – in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Fund will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period is 12%, and the value of the S&P 500 Price Index increases by 18%, the Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that the Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately the Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk – a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer Amount. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit the Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy.
Outcome Period risk – the Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q4 (cont.)
Tracking error risk – the Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level) from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Passive strategy risk – with the exception of the Buffer Amount feature, the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index.
FLEX Options risk – the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk – as the FLEX Options the Fund will hold typically will be European-style options, such FLEX Options will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, the Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset or index is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
 Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
  Swaps – using swaps can involve greater risks than if the Fund or Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the Fund or Underlying Fund may lose money.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q4 (cont.)
factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Exchange-traded funds risk – when the Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to many of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Fund’s subadviser has an incentive to invest the Fund’s assets in Underlying Funds that the Affiliated Adviser manages. The Subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.
Price return index risk – the Fund seeks to provide target returns on only the price performance of the S&P 500 Price Index, which does not include returns from dividends paid by the companies in the S&P 500 Price Index.
Redemptions risk –the Fund will reject any purchase of the Fund’s shares after an Outcome Period has already commenced (except for shares purchased with the reinvestment of dividends paid by the Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Cash position risk – the Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund may invest. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Fund Summary: NVIT S&P 500® 5-Year Buffer Fund Q4 (cont.)
New fund risk – the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Hamilton Reiner	Managing Director	Since 2021
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

How the Funds Invest: Nationwide VIT J.P. Morgan Buffer Series
Objectives
Each Fund seeks to match the performance of the S&P 500 Price Return Index (the “S&P 500 Price Index”), up to a specified upside cap (the “Capped Level”), while providing a buffer against the first 10% (for the “One-Year Funds,” as defined below) or 20% (for the “Five-Year Funds,” as defined below) (the “Buffer Amount”) of S&P 500 Price Index losses, before the deduction of Fund expenses, over a specified period. For the One-Year Funds, this period begins on the second business day of the month specified in the Fund's name and continues through the first business day of the month specified in the Fund's name the following year. For the Five-Year Funds, this period begins on the second business day of the calendar quarter specified in the Fund's name and continues through the first business day of the calendar quarter specified in the Fund's name five years later. This investment objective may be changed without shareholder approval by the Nationwide Variable Insurance Trust’s Board of Trustees (the “Trust” and “Board of Trustees,” respectively) upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Each Fund uses FLexible EXchange® Options (“FLEX Options”) to implement a “targeted outcome strategy” that seeks to produce, over a specified Outcome Period, as defined below, a total return within a range of anticipated investment outcomes (“Outcomes”) based on the performance of the S&P 500 Price Index, with limits on the Fund’s upside performance and constraints on the Fund’s downside loss. The Outcomes are measured across different market conditions (e.g., rising or declining markets) and are based on the Fund’s net asset value, which is the per share value of the Fund’s assets, calculated at the close of the market on the Business Day prior to the first day of the Outcome Period. Due to the unique mechanics of each Fund’s investment strategy, the return an investor can expect to receive from an investment in a Fund has characteristics that are distinct from many other investment vehicles.
The Outcome Period is either one year or five years, depending on the Fund. The Outcomes sought by the Funds take into account the Buffer Amounts and Capped Levels, discussed below, as applied over each particular Fund’s Outcome Period.
The anticipated Outcomes are as follows:
•In the event that the S&P 500 Price Index experiences gains over the Outcome Period, each Fund seeks to match the performance of the S&P 500 Price Index, up to a maximum percentage return (the “Capped Level”), before the deduction of Fund operating expenses. Each Fund has a different Capped Level. The Capped Level for each Fund is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period and will be identified in a supplement to this Prospectus as of that date. Approximately one week prior to the first day of the Outcome Period, each Fund will disclose the anticipated range of the Capped Level in a supplement to this Prospectus.
•In the event that the S&P 500 Price Index experiences losses over the Outcome Period, each Fund seeks to reduce the amount of these losses by buying protection against a specified percentage of losses over the Outcome Period, referred to as the “Buffer Amount,” in the cumulative value of the S&P 500 Price Index.
The S&P 500 Price Return Index is distinct from the S&P 500 Total Return Index in that it measures only the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by the companies included in the index.
Outcome Periods
The Outcomes described above may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. Further, even though the “targeted outcome strategy” is intended to limit investment losses for investors who hold shares for the entire Outcome Period, there is no guarantee that the strategy will do so successfully.
The Funds will reject the purchase of shares after the Outcome Periods have begun (except for shares purchased through the reinvestment of dividends paid by the Funds). In order to achieve the Outcomes sought by each Fund, an investor must own shares on the first day of the Outcome Period and continue to hold such shares through the last day of the Outcome Period. A shareholder that redeems Fund shares prior to the end of the Outcome Period may experience investment outcomes very different from those sought by the Fund, including potentially a loss of some or all of your investment. In particular, a shareholder who redeems prior to the last day of the Outcome Period will not receive any protection against losses from the Buffer Amount, as described below. You therefore should not redeem shares prior to the last day of such Fund’s Outcome Period, or you may lose some or all of your investment. Please consult your financial advisor before doing so.
Following its initial Outcome Period, each Fund will begin a new Outcome Period of either one year (One-Year Funds) or five years (Five-Year Funds). Nationwide Fund Advisors, the Funds’ investment adviser (“NFA” or the “Adviser”) anticipates that the One-Year Funds and Five-Year Funds will continue to feature Buffer Amounts of 10% and 20%, respectively, during subsequent Outcome Periods, but reserves the right, prior to the commencement of a new Outcome Period, to change the amount of the Buffer Amount featured for any particular Fund for the next

How the Funds Invest: Nationwide VIT J.P. Morgan Buffer Series (cont.)
Outcome Period. A new Capped Level for each successive Outcome Period will be determined on the Business Day immediately preceding the beginning of each such Outcome Period. Therefore, although the Buffer Amounts are expected to remain the same during subsequent Outcome Periods, the Capped Level is likely to rise or fall from one Outcome Period to the next.
Buffer Amounts
Each Fund is designed to protect against losses associated with a cumulative decline in the value of the S&P 500 Price Index of up to 10% (One-Year Funds) or 20% (Five-Year Funds) over the specified Outcome Period, before the deduction of Fund operating expenses. To the extent that the S&P 500 Price Index experiences losses that exceed the Buffer Amount during the Outcome Period, you will bear the amount of any loss in excess of the applicable Buffer loss on the S&P 500 Price Index, in addition to Fund expenses. Further, there is no guarantee that a Fund will be successful in reducing losses.
One-Year Funds
Each of the following Funds features an Outcome Period of one year, and is referred to herein as a “One-Year Fund:”
NVIT S&P 500® 1-Year Buffer Fund Jan	NVIT S&P 500® 1-Year Buffer Fund July
NVIT S&P 500® 1-Year Buffer Fund Feb	NVIT S&P 500® 1-Year Buffer Fund Aug
NVIT S&P 500® 1-Year Buffer Fund Mar	NVIT S&P 500® 1-Year Buffer Fund Sept
NVIT S&P 500® 1-Year Buffer Fund Apr	NVIT S&P 500® 1-Year Buffer Fund Oct
NVIT S&P 500® 1-Year Buffer Fund May	NVIT S&P 500® 1-Year Buffer Fund Nov
NVIT S&P 500® 1-Year Buffer Fund June	NVIT S&P 500® 1-Year Buffer Fund Dec
For each One-Year Fund, the Outcome Period begins on the second Business Day of the month identified in the Fund’s name and continues through the first Business Day of the same month in the following year. For example, the NVIT S&P 500® 1-Year Buffer Fund June has an Outcome Period that begins on June 2, 2021 and continues through June 1, 2022. The Buffer Amount for each One-Year Fund seeks to protect against losses associated with a decline in the cumulative value of the S&P 500 Price Index of 10%, before the deduction of Fund operating expenses, from the first day of the Outcome Period through the last day of the Outcome Period. Following the end of an Outcome Period, a new Outcome Period begins and continues for one year.
Five-Year Funds
Each of the following Funds features an Outcome Period of five years, and is referred to herein as a “Five-Year Fund:”
NVIT S&P 500® 5-Year Buffer Fund Q1	NVIT S&P 500® 5-Year Buffer Fund Q3
NVIT S&P 500® 5-Year Buffer Fund Q2	NVIT S&P 500® 5-Year Buffer Fund Q4
For each Five-Year Fund, the Outcome Period begins on the second Business Day of the calendar quarter identified in the Fund’s name and continues through the first Business Day of the same quarter five years later. For example, the NVIT S&P 500® 5-Year Buffer Fund Q4 has an Outcome Period that begins on October 4, 2021, and continues through October 1, 2026. The Buffer Amount for each Five-Year Fund seeks to protect against losses associated with a decline in the cumulative value of the S&P 500 Price Index of 20%, before the deduction of Fund operating expenses, from the first day of the Outcome Period through the last day of the Outcome Period. Following the end of an Outcome Period, a new Outcome Period begins and continues for five years.
Capped Levels
Each Fund is designed to allow it to participate in gains associated with an increase in the S&P 500 Price Index up to the Capped Level. However,even if the S&P 500 Price Index experiences gains that exceed the Capped Level, the Fund’s cumulative gains will be limited to the Capped Level.
For each Fund, the Capped Level is established at the close of regular trading on the New York Stock Exchange on the Business Day immediately preceding the first day of the Outcome Period, and is a result of the design of the Fund’s investment strategy. In order to provide the Buffer Amount, the Fund purchases and sells a series of put and call FLEX Options, as described in more detail below. As the purchaser of FLEX Options, the Fund is obligated to pay a premium to the seller of the FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. When the Fund first enters into the different FLEX Options positions on the Business Day immediately preceding the first day of the Outcome Period, the subadviser will calculate the amount of premiums the Fund will owe and will then go into the market and sell a FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Capped Level is derived from the strike price of the FLEX Option that the Fund has sold, before the deduction of Fund operating expenses. The strike price is determined based on prevailing market conditions at the time the Fund enters into the FLEX Options, including current interest rate levels, the volatility of the S&P 500 Price Index, and the relationship

How the Funds Invest: Nationwide VIT J.P. Morgan Buffer Series (cont.)
of puts and calls on the underlying FLEX Options. Since each Fund also invests in equity securities (or Underlying Funds that invest in equity securities), it may use the amounts of any dividends the Fund has received from underlying issuers to achieve a higher Capped Level.
Buffer Amount and Capped Level Hypothetical Examples
The following example assumes an investor owns shares of a One-Year Fund (with a Buffer Amount of 10%) on the first day of the applicable Outcome Period and continues to own such shares through the last day of the Outcome Period. For purposes of this example, the Capped Level is 9.00% for the particular Outcome Period. The selection of a Capped Level of 9.00% is purely hypothetical and was chosen for the sole purpose of illustrating the operation of a Capped Level. The actual Capped Levels for the Funds will vary.
•If the S&P 500 Price Index increases by 7.00% from the first day of the Outcome Period through the last day of the Outcome Period, the Fund seeks to provide a total return of 7.00% before the deduction of Fund expenses.
•If the S&P 500 Price Index increases by 12.00% from the first day of the Outcome Period through the last day of the Outcome Period, the Fund seeks to provide a total return of 9.00% before the deduction of Fund expenses.
•If the S&P 500 Price Index decreases by 7.00% from the first day of the Outcome Period through the last day of the Outcome Period, the Fund seeks to provide a total return of 0.00% before the deduction of Fund expenses.
•If the S&P 500 Price Index decreases by 16.00% from the first day of the Outcome Period through the last day of the Outcome Period, the Fund seeks to provide a total return of -6.00% before the deduction of Fund expenses.
The next example assumes an investor owns shares of a Five-Year Fund (with a Buffer Amount of 20%) on the first day of the applicable Outcome Period and continues to own such shares through the last day of the Outcome Period. For purposes of this example, the Capped Level is 25.00% for the particular Outcome Period. The selection of a Capped Level of 25.00% is purely hypothetical and was chosen for the sole purpose of illustrating the operation of a Capped Level. The actual Capped Levels for the Funds will vary.
•If the S&P 500 Price Index increases by 18.00% from the first day of the Outcome Period through the last day of the Outcome Period, the Fund seeks to provide a total return of 18.00% before the deduction of Fund expenses.
•If the S&P 500 Price Index increases by 28.00% from the first day of the Outcome Period through the last day of the Outcome Period, the Fund seeks to provide a total return of 25.00% before the deduction of Fund expenses.
•If the S&P 500 Price Index decreases by 17.00% from the first day of the Outcome Period through the last day of the Outcome Period, the Fund seeks to provide a total return of 0.00% before the deduction of Fund expenses.
•If the S&P 500 Price Index decreases by 27.00% from the first day of the Outcome Period through the last day of the Outcome Period, the Fund seeks to provide a total return of -7.00% before the deduction of Fund expenses.
How the Funds Invest
Each Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Index, which are derivatives. Equity securities in which the Fund invests include stocks of companies with market capitalizations that generally are within the range of the S&P 500 Price Index, which was $31.06 billion to $2.14 trillion as of December 31, 2020, although they also may include stocks of smaller companies. Either in lieu of or in addition to stocks (and until the Fund grows to a size necessary to support efficient operations), the Fund may invest in unaffiliated exchange-traded funds or in affiliated mutual funds, such as the NVIT S&P 500 Index Fund, or unaffiliated mutual funds (collectively, “Underlying Funds”). Each Fund invests in equity securities (including Underlying Funds) to seek to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses. This means that the Fund will buy or sell equity securities only when the Fund’s subadviser believes it necessary to match the performance of the S&P 500 Price Index, and not based on its economic, financial or market analysis. A Fund does not necessarily invest in all of the securities included in the S&P 500 Price Index or in the same weightings, and may invest in equity securities not included in the index that are selected either to represent characteristics of the S&P 500 Price Index or that the subadviser otherwise considers to be in furtherance of the Fund’s investment objective. The Underlying Funds similarly invest in equity securities, using passive index-based strategies to track the performance of one or more equity indexes, although Underlying Funds may track indices other than the S&P 500 Price Index. Some Underlying Funds may, when consistent with their investment objectives, use certain futures, options and swap contracts (which also are derivatives), either for hedging purposes or to increase returns. Each Fund also may invest in equity index futures in order to replicate the performance of the S&P 500 Price Index. Each Fund may hold cash or invest in cash equivalents in order to collateralize its derivatives positions.
The Funds will use options to implement the buffer strategy described above. Each Fund will buy options, under which it will pay premiums to obtain protection against losses associated with a decline of up to 10% or 20%, as applicable, in the S&P 500 Price Index over the Outcome Period. Each Fund will also sell options, under which it will receive premiums in return for giving up any gains associated with an increase in the S&P 500 Price Index over the Outcome Period in excess of the Capped Level. The premiums received by a Fund for writing those options will be used to finance the options purchased by the Fund, and the Capped

How the Funds Invest: Nationwide VIT J.P. Morgan Buffer Series (cont.)
Level will be determined in part based on the premium income necessary to finance the options purchased by the Fund. As the options mature at the end of an Outcome Period, they are replaced with new options for the next Outcome Period.
Options purchased and sold by the Funds are FLEX Options that reference the S&P 500 Price Index. FLEX Options are customized index option contracts that trade on the Chicago Board Options Exchange, but that provide investors with the ability to customize key contract terms such as exercise prices (referred to as “strike prices”), style and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.
The FLEX Options that the Funds will purchase and write (i.e., sell) typically will be European-style options, which means that they may be exercised only on the expiration date. Such FLEX Options would be purchased or sold on the Business Day immediately preceding the first day of the Outcome Period, and customized so that the expiration date would be the last day of the Outcome Period. Nevertheless, the Funds’ subadviser may use American-style options (which may be exercised at any time up until the expiration date) when the Funds’ subadviser believes it will aid in the pursuit of the Funds’ investment objective. The Funds also may use additional exchange-traded options besides FLEX Options.
Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Specifically, each Fund may include purchased call options (which give the Fund the right to buy the value of the S&P 500 Price Index at a certain price), written put options (which obligate the Fund to buy the value of the S&P 500 Price Index at a certain price), purchased put options (which give the Fund the right to sell the value of the S&P 500 Price Index at a certain price) and written call options (that obligate the Fund to sell the value of the S&P 500 Price Index at a certain price). Any options that are written by a Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be offset with equity securities holdings or options positions purchased by the Fund that create the right to buy or sell the same asset such that the Fund will always be in a net long position. Therefore, any obligations of a Fund created by its writing of options will be covered by offsetting positions in other purchased options or in equity securities held by the Fund, which thus limits the amount of leverage in the Fund.
Each Fund is classified as a “nondiversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Key Terms:
Business Day – any day on which the New York Stock Exchange is open for regular trading.
Derivative – a contract, security or investment the value
of which is based on the performance of an underlying
financial asset, index or economic measure. Futures,
swaps and options are derivatives because their values
are based on changes in the values of an underlying
asset or measure.

Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Exchange-traded fund(“ETF”) – a type of investment
company that invests in equity or debt securities, often
pursuing an index-based strategy. Unlike regular mutual
funds, ETFs trade like common stock on a stock
exchange and experience price changes throughout the
day as they are bought and sold.

Futures – a contract that obligates the buyer to buy and
the seller to sell a specified quantity of an underlying
asset (or settle for the cash value of a contract based on
the underlying asset) at a specified price on the
contract’s maturity date. The assets underlying futures
contracts may be commodities, currencies, securities or
financial instruments, or even intangible measures such
as securities indexes or interest rates. Futures do not
represent direct investments in securities (such as stocks
and bonds) or commodities. Rather, futures are
derivatives, because their value is derived from the
performance of the assets or measures to which they
relate. Futures are standardized and traded on
exchanges, and therefore, typically are more liquid than
other types of derivatives.

Options – a call option gives the purchaser of the option
the right to buy, and the seller of the option the
obligation to sell, an underlying security or futures
contract at a specified price during the option period. A
put option gives the purchaser of the option the right to
sell, and the seller of the option the obligation to buy, an underlying security or futures contract at a specified
price during the option period.

How the Funds Invest: Nationwide VIT J.P. Morgan Buffer Series (cont.)
S&P 500® Price Index – is composed of approximately
500 common stocks selected by Standard & Poor’s, most
of which are listed on the New York Stock Exchange or
NASDAQ. The S&P 500® Index is generally considered to
broadly represent the performance of publicly traded
U.S. large capitalization stocks, although a small part of
the S&P 500® Index is made up of foreign companies that
have a large U.S. presence. The S&P 500 Price Return
Index is distinct from the S&P 500 Total Return Index in
that it measures only the performance of the stock
prices of the companies included in the index, and does
not include returns from dividends paid by the
companies included in the index.

The term “S&P 500®” is a registered trademark of
Standard & Poor’s Financial Services LLC (“Standard &
Poor’s”). Standard & Poor’s is not affiliated with the Fund,
Nationwide Fund Advisors, Nationwide Fund Distributors
LLC, Nationwide Fund Management LLC or any of their
respective affiliates. The Fund is not sponsored,
endorsed, sold or promoted by Standard & Poor’s or any
of its affiliates, and Standard & Poor’s has no
responsibility for nor participates in the Fund’s
management, administration, marketing or trading.

Swaps – a swap is an agreement that obligates two
parties to exchange on specified dates series of cash
flows that are calculated by reference to changes in a
specified rate or the value of an underlying asset.

Risks of Investing in the Funds
As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund or an Underlying Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).
Buffered loss risk –each Fund’s strategy is designed to protect against losses associated with a decline in the value of the S&P 500 Price Index of only up to the particular Fund’s stated Buffer Amount (i.e., either 10%, where the Outcome Period is one year, or 20% where the Outcome Period is five years) over the applicable Outcome Period.
One-Year Outcome Periods. For Funds with a one-year Outcome Period, if the S&P 500 Price Index declines by more than 10% during the Outcome Period, investors will bear the amount of the loss associated with the decline that exceeds 10%. For example, if the value of the S&P 500 Price Index declines by 7% during the Outcome Period, a Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 13%, a Fund would experience a loss of 3% (before the deduction of Fund operating expenses).
Five-Year Outcome Periods. For Funds with a five-year Outcome Period, if the S&P 500 Price Index declines by more than 20% during the Outcome Period, investors will bear the amount of the loss associated with the decline that exceeds 20%. For example, if the value of the S&P 500 Price Index declines by 17% during the Outcome Period, a Fund would experience a return of 0% (before the deduction of Fund operating expenses). If, however, the value of the S&P 500 Price Index declines by 23%, a Fund would experience a loss of 3% (before the deduction of Fund operating expenses).
There is no guarantee that a Fund will succeed in its strategy to buffer against any loss associated with a decline in the S&P 500 Price Index, and an investor may lose his or her entire investment.
Capped Level risk –in the event that the S&P 500 Price Index has gains during the Outcome Period that exceed the Capped Level, the Funds will not participate in any gains beyond the Capped Level. For example, if the Capped Level for a particular Outcome Period was 12%, and the value of the S&P 500 Price Index increases by 18%, a Fund would experience a return of only 12% (less Fund expenses) during the Outcome Period. Further, there is no guarantee that a Fund will succeed in its strategy to provide shareholders with a total return (before expenses) that matches the increase of the S&P 500 Price Index over the Outcome Period up to the maximum return imposed by the Capped Level. The Capped Level and ultimately each Fund’s strategy is dependent on the availability now and in the future of FLEX Options.
Capped Level change risk –a new Capped Level is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. Specifically, the Capped Level is based on the market costs associated with a series of FLEX Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Capped Level can include market volatility, risk free rates, and time to expiration. Depending on those factors, it is possible that the Capped Level will limit a Fund’s return in any Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a buffer strategy. Accordingly, the Capped Level may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.
Cash position risk – a Fund or Underlying Fund may hold significant positions in cash or money market instruments as a result of regulations associated with the FLEX Options or other derivatives in which the Fund or Underlying Fund may invest. A larger amount of such holdings could negatively affect a Fund’s investment results in a period of rising market prices due to missed investment opportunities.
Derivatives risk – a derivative is a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying security or index. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
•the other party to the derivatives contract may fail to fulfill its obligations;
•their use may reduce liquidity and make a Fund harder to value, especially in declining markets and
•when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Risks of Investing in the Funds (cont.)
Leverage – leverage may be created when an investment exposes a Fund or an Underlying Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged instruments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of a Fund and make the Fund’s share price more volatile, a shareholder’s investment in the Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments. Further, the use of leverage may require a Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.
Options – an option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When a Fund or an Underlying Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund or an Underlying Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund or Underlying Fund. To the extent that a Fund or an Underlying Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund or Underlying Fund could experience a substantial loss.
Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures contracts generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains. While futures contracts may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it or the Underlying Fund is prohibited from executing a trade outside the daily permissible price movement.
Swap transactions – the use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Although certain swaps have been designated for mandatory central clearing, swaps are still privately negotiated instruments featuring a high degree of customization. Some swaps may be complex and valued subjectively. Swaps also may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing a Fund's or Underlying Fund's opportunities for gains. At present, there are few central exchanges or markets for certain swap transactions. Therefore, such swaps may be less liquid than exchange-traded swaps or instruments. In addition, if a swap counterparty defaults on its obligations under the contract, a Fund or Underlying Fund could sustain significant losses.
The U.S. Securities and Exchange Commission (“SEC”) has recently adopted a rule which replaces current SEC and staff guidance with respect to asset segregation requirements for derivatives and other instruments such as unfunded commitment agreements, reverse repurchase agreements, or similar financing transactions. The compliance date for the new rule is August 19, 2022.
Nationwide Fund Advisors, although registered as a commodity pool operator under the Commodity Exchange Act (“CEA”), has claimed exclusion from the definition of the term “commodity pool operator” under the CEA with respect to the Funds and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA in its management of the Funds.
Equity securities risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:
•corporate earnings;
•production;
•management and

Risks of Investing in the Funds (cont.)
•sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.
Exchange-traded funds risk – when a Fund invests in exchange-traded funds (“ETFs”), you will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the ETFs). A Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
FLEX Options risk –each Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.
FLEX Options valuation risk –as the FLEX Options the Funds will hold typically will be European-style options, the FLEX Options held by the Funds will be exercisable at the strike price only on their expiration dates. Prior to the expiration dates, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in the same direction as the index. During the Outcome Period, a Fund’s net asset value therefore might not correlate on a day-to-day basis with the returns experienced by the S&P 500 Price Index. As a FLEX Option approaches its expiration date, its value typically moves increasingly with the value of the S&P 500 Price Index.
Fund-of-funds risk – there are certain risks associated with a structure whereby a Fund invests primarily in other funds. These risks include the following:
• Underlying Fund Expenses : because each Fund owns shares of the Underlying Funds, shareholders of a Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Funds invest.
• Performance : each Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance could be negatively affected. There can be no assurance that any Fund or Underlying Fund will achieve its investment objective.
• Asset Allocation : each Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of a Fund's investment allocation to it.
• Strategy : there is the risk that the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the subadviser may add or delete Underlying Funds, or alter a Fund’s allocation to Underlying Funds, at its discretion. A material change in the Underlying Funds selected or in allocation to them (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
• Conflict of Interest : the Funds’ subadviser has the authority to select and replace Underlying Funds. In doing so, the subadviser could be subject to a potential conflict of interest because the Funds’ subadviser is affiliated with the investment adviser to some of the Underlying Funds, and so the subadviser may have incentives to invest the Funds’ assets in such Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, and therefore the Funds’ subadviser has an incentive to invest the Funds’ assets in Underlying Funds that the Affiliated Adviser manages. The subadviser also might have an interest in making an investment in an Underlying Fund managed by the Affiliated Adviser, or in maintaining an existing investment in such an Underlying Fund, in order to benefit that Underlying Fund (for example, by assisting the Underlying Fund in achieving or maintaining scale). Notwithstanding the foregoing, the subadviser has a fiduciary duty to each of the Funds and must act in the best interest of each Fund.
Market risk – market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. In particular, market risk, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund's investments. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally

Risks of Investing in the Funds (cont.)
have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund's investments in that country and other affected countries. In these and other circumstances, such events or developments might affect companies world-wide and therefore can affect the value of a Fund's investments.
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks. The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
New fund risk – each Fund is newly formed. A Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Nondiversified fund risk – because the Funds may hold larger positions in fewer securities and financial instruments than other funds that are diversified, a single security’s or instrument's increase or decrease in value may have a greater impact on a Fund's value and total return.
Outcome Period risk –each Fund’s strategy seeks to match the performance of the S&P 500 Price Index, before the deduction of Fund expenses, and subject to the Buffer Amount and Capped Level, only if an investor holds Fund shares on the first day of the Outcome Period and continues holding his or her shares until the last day of the Outcome Period. If you redeem your shares before the end of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will receive no protection against losses from the Buffer Amount if you redeem your shares prior to the last day of the Outcome Period, and you might lose some or all of your investment.
Passive strategy risk – with the exception of the Buffer Amount feature, the Funds do not use defensive strategies or attempt to reduce their exposures to poor performing securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. Therefore, in the event of a general market decline, a Fund’s value may fall more than the value of another mutual fund that does attempt to hedge against such market declines. Also, correlation between a Fund’s performance and that of the index it references may be negatively affected by such factors as:
•failure to replicate the referenced index;
•changes in the composition of the referenced index;
•the timing of purchase and redemption of the Fund’s shares and
•the Fund’s operating expenses.
Unlike a mutual fund, an index has no operating or other expenses. As a result, even though a Fund uses a strategy that references an index, the Fund’s performance will differ from that of the reference index.
Price return index risk –each Fund seeks to provide target returns on only the price performance of the S&P 500 Price Return Index, which does not include returns from dividends paid by the companies listed in the index.
Redemptions risk – a Fund will reject any purchase of its shares after an Outcome Period has already commenced (except for shares purchased through the reinvestment of dividends paid by such Fund). Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any Business Day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase a Fund’s transaction costs and could cause a Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, a Fund may have to sell portfolio securities at

Risks of Investing in the Funds (cont.)
times when it would not otherwise do so, which could negatively impact a Fund’s net asset value and liquidity. If you redeem shares prior to an Outcome Period’s conclusion, you may experience investment returns very different from those that the Funds seek to provide.
Selection risk – selection risk is the risk that the securities or other instruments selected by a Fund's subadviser(s)  will underperform the markets, the relevant indexes or the securities or other instruments selected by other funds with similar investment objectives and investment strategies.
Smaller company risk – in general, stocks of smaller and medium-sized companies (including micro- and mid-cap companies) trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, a Fund's investment in a smaller company may lose substantial value. Investing in smaller and medium-sized companies (including micro- and mid-cap companies) requires a longer-term investment view and may not be appropriate for all investors.
Tracking error risk –a Fund may be subject to tracking error, which is the divergence of the Fund’s performance (without regard to the Buffer Amount or Capped Level) from that of the S&P 500 Price Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the S&P 500 Price Index, the Fund’s expenses, changes in the composition of the index, transaction costs incurred by the Fund (such as brokerage commissions in executing transactions), the Fund’s holding of uninvested cash and the timing of purchases and redemptions of Fund shares.
Additionally, the following is a non-principal risk of investing in the Funds:
Tax risk - each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that a Fund will enter into. Therefore, depending on the Fund’s other investments, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. Each Fund intends to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index. This, in turn, would allow a Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law. If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk, depending on a Fund’s other investments, that the Fund could lose its RIC status. If a Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions and the Fund may reorganize, close or materially change its investment objective and strategies.
A Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. The FLEX Options included in a Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause a Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the FLEX Options are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.
Loss of money is a risk of investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or in anticipation of possible redemptions, a Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfundsnvit) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally

Risks of Investing in the Funds (cont.)
remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds' assets and supervises the daily business affairs of each Fund. Subject to the oversight of the Board of Trustees, NFA also selects the subadvisers for the Funds, determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
Subadvisers
Subject to the oversight of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives from each Fund.
J.P. MORGAN INVESTMENT MANAGEMENT INC. (“JPMIM”), located at 383 Madison Avenue, New York, NY 10179, is the Funds’ subadviser. JPMIM is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a publicly traded corporation that is listed on the New York Stock Exchange (Ticker: JPM).
Management Fees
Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee that can be paid by each Fund, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable fee waivers or reimbursements, is 0.44%.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be in the Funds' first Semiannual Report to shareholders, which will cover the period ending June 30, 2021.
Portfolio Management
NVIT S&P 500® 1-Year Buffer Funds (Jan - Dec) and NVIT S&P 500® 5-Year Buffer Funds (Q1– Q4)
Hamilton Reiner is primarily responsible for the day-to-day management of the Funds. Mr. Reiner is a Managing Director, Head of the U.S. Structured Equity Team, Head of U.S. Equity Derivatives, and a portfolio manager at JPMIM. He has been with the firm since 2009.
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
Pursuant to the exemptive order, the Adviser monitors and evaluates any subadvisers, which includes the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or a Fund will obtain favorable results at any given time.

Investing with Nationwide Funds
Choosing a Share Class
Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company, Jefferson National Life Insurance Company and their affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class IV, Class V, Class VIII, Class D, Class P and Class Y shares. Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.
Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class D, Class P, Class II and Class VIII shares. Class D shares are offered solely to insurance companies that are not affiliated with Nationwide. Class Y shares are sold to other mutual funds, such as “funds-of-funds” that invest in the Funds, and to separate accounts of insurance companies that seek neither 12b-1 fees nor administrative services fees. Class IV shares are sold generally to separate accounts of Nationwide previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts. Shares of the Funds are not sold to individual investors.
The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.
The targeted outcomes the Funds seek to provide may only be realized if you are holding shares on the first day of the Outcome Period and continue to hold them until the last day of the Outcome Period. If you redeem your shares prior to the conclusion of the Outcome Period, you may experience investment returns very different from those that the Fund seeks to provide, including potentially a loss of some or all of your investment. You therefore should not redeem shares prior to the last day of the Outcome Period without understanding fully the consequences of doing so. Please consult with your financial advisor before doing so.
Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.
Please check with Nationwide to determine if a Fund is available under your variable insurance contract. In addition, a particular class of a Fund may not be available under your specific variable insurance contract. The prospectus of the separate account for the variable insurance contract shows the classes available to you, and should be read in conjunction with this Prospectus.
The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to both variable annuity and variable life insurance policy separate accounts, and to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees will monitor any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds. This might force a Fund to sell its securities at disadvantageous prices.
The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).
Purchase Price
The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’s outstanding shares.
NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) (“Exchange”) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
The Funds do not calculate NAV on the following days:
•New Year’s Day
•Martin Luther King Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the Exchange is closed.
To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of a Fund’s investments may change on days when shares cannot be purchased or redeemed.

Investing with Nationwide Funds (cont.)
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds (including affiliated Underlying Funds) are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market-based quotations. Investments in other registered open-end mutual funds are valued based on the NAV for those mutual funds, which in turn may use fair value pricing. Where such Underlying Fund NAVs or other market-based quotations for a Fund’s assets are either unavailable or deemed by the Adviser to be unreliable, such securities are valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prospectuses for those underlying mutual funds should explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs. Shares of exchange-traded funds are valued based on the prices at which they trade on the stock exchanges on which they are listed.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, an Underlying Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the Exchange. The fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
The Valuation Procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund fair values its securities, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not fair valued its securities.
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
Selling Shares
Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.
Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents.  However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions.  Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind.  If an account holder receives securities in a redemption in-kind, the account holder may incur brokerage costs, taxes or other expenses in converting the securities to cash

Investing with Nationwide Funds (cont.)
(although tax implications for investments in variable insurance contracts are typically deferred during the accumulation phase). Securities received from in-kind redemptions are subject to market risk until they are sold. For more about the Funds’ ability to make a redemption in-kind, as well as how redemptions in-kind are effected, see the SAI.
Restrictions on Sales
Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the SEC).
Subject to the provisions of the variable insurance contracts, a Fund may delay forwarding the proceeds of your redemption for up to 7 days after receipt of such redemption request. Such proceeds may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.
Excessive or Short-Term Trading
Each Fund seeks to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.
A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive short-term trading in all classes of the Funds.
Monitoring of Trading Activity
It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.
Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.
With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.
Restrictions on Transactions
As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as

Investing with Nationwide Funds (cont.)
described below. When identified, a Fund has sole discretion to:
•restrict or reject purchases or exchanges that it or its agents believe constitute excessive trading and
•reject purchases or exchanges that violate a Fund’s excessive trading policies or its exchange limits.
Distribution and Services Plans
Because distribution and services fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.
Distribution Plan
In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly (“Rule 12b-1 fees”). The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.
Administrative Services Plan
Class II shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Trust. These fees are paid by a Fund to insurance companies or their affiliates (including those that are affiliated with Nationwide) who provide administrative support services to variable insurance contract holders on behalf of the Funds and are based on the average daily net assets of the applicable share class. Under the Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.
For the current fiscal year, administrative services fees for the Funds, expressed as a percentage of the share class’s average daily net assets, are estimated to be 0.25% for Class II shares.
Revenue Sharing
NFA and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by:
•insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract separate accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such incentives may include:
•affiliates of NFA;
•broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.
Payments may be based on current or past sales of separate accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:
•recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•sell shares of a Fund instead of shares of funds offered by competing fund families.
Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s

Investing with Nationwide Funds (cont.)
shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company, Nationwide Life & Annuity Insurance Company, Jefferson National Life Insurance Company or Jefferson National Life Insurance Company of New York, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Distributions and Taxes
Dividends and Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional shares of the Fund unless the insurance company has requested in writing to receive such dividends and distributions in cash.
Tax Status
To maintain its status as a regulated investment company, a Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a regulated investment company. Each Fund intends to treat FLEX Options referencing an index as “issued” by the securities underlying the index. This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law. If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its regulated investment company status.
A Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions. The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.
The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the Options are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long- term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.
Shares of the Funds must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1∕2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Funds are offered.
Please refer to the SAI for more information regarding the tax treatment of the Funds.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract

Distributions and Taxes (cont.)
owners should consult their own tax professional about their tax situation.

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds' investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders and contract holders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or contract holders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or contract holder or to give rise to any rights to any shareholder, contract holder or other person other than any rights under federal or state law that may not be waived.

Financial Highlights
Financial information is not provided because the Funds did not commence operations as of the date of this Prospectus.

Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. This Prospectus is intended for use in connection with variable insurance contracts. The following documents– which may be obtained free of charge– contain additional information about the Funds’ investments:
•Statement of Additional Information (incorporated by reference into this Prospectus)
•Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•Semiannual Reports
To obtain a document free of charge, to request other information about the Funds, or to make inquiries to the Funds, call 800-848-6331, visit nationwide.com/mutualfundsnvit or contact your variable insurance provider.
Information from the U.S. Securities and Exchange Commission (“SEC”)
You can obtain copies of Fund documents from the SEC (the SEC charges a fee to copy any documents except when accessing Fund documents directly on the SEC’s EDGAR database):
•on the SEC’s EDGAR database via the internet at www.sec.gov; or
•by electronic request to publicinfo@sec.gov
Nationwide Funds Group
One Nationwide Plaza, Mail Code 5-02-210,
Columbus, OH 43215

Nationwide, the Nationwide N and Eagle, and
Nationwide is on your side are service marks of
Nationwide Mutual Insurance Company. © 2021
The Trust’s Investment Company Act File No.: 811-03213
NPR-BE (3/21)

STATEMENT OF ADDITIONAL INFORMATION
March 26, 2021
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT S&P 500® 1-Year Buffer Fund Jan Class II, Class Y	NVIT S&P 500® 1-Year Buffer Fund Sept Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Feb Class II, Class Y	NVIT S&P 500® 1-Year Buffer Fund Oct Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Mar Class II, Class Y	NVIT S&P 500® 1-Year Buffer Fund Nov Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Apr Class II, Class Y	NVIT S&P 500® 1-Year Buffer Fund Dec Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund May Class II, Class Y	NVIT S&P 500® 5-Year Buffer Fund Q1 Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund June Class II, Class Y	NVIT S&P 500® 5-Year Buffer Fund Q2 Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund July Class II, Class Y	NVIT S&P 500® 5-Year Buffer Fund Q3 Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Aug Class II, Class Y	NVIT S&P 500® 5-Year Buffer Fund Q4 Class II, Class Y

Nationwide Variable Insurance Trust (the “Trust”), a Delaware statutory trust, is a registered open-end management investment company currently consisting of 81 series as of the date above. This Statement of Additional Information (“SAI”) relates only to the series of the Trust which are listed above (each, a “Fund” and collectively, the “Funds”).
Terms not defined in this SAI have the meanings assigned to them in the Prospectus. The Prospectus may be obtained from Nationwide Funds, P.O. Box 701, Milwaukee, WI 53201-0701, or by calling toll free 800-848-6331.
This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds dated March 26, 2021. It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with it.
Copies of the Funds’ Annual Report and Semiannual Report will be available without charge upon request by writing the Trust or by calling toll free 800-848-6331. Since the Funds are new, the first Semiannual Report will be available on or about June 30, 2021.
THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-03213

TABLE OF CONTENTSPage

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General Information and History
Nationwide Variable Insurance Trust (the “Trust”) is an open-end management investment company organized under the laws of the state of Delaware on October 1, 2004, pursuant to a Second Amended and Restated Agreement and Declaration of Trust dated June 17, 2009 (the “Second Amended and Restated Declaration of Trust”). The Trust currently consists of 81 separate series, each with its own investment objective.
Each of the Funds is a “nondiversified fund” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Additional Information on Portfolio Instruments, Strategies and Investment Policies
The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectus discusses each Fund’s principal investment strategies, investment techniques and risks. Therefore, you should carefully review the Funds’ Prospectus. This SAI contains information about non-principal investment strategies the Funds may use, as well as further information about certain principal strategies that are discussed in the Prospectus.
Each Fund invests in a combination of (i) equity securities issued primarily by U.S. companies, and (ii) options on the S&P 500 Price Return Index, which are derivatives. Equity securities in which the Fund invests may include stocks of individual companies. Either in lieu of or in addition to stocks, a Fund also may invest in unaffiliated exchange-traded funds or in affiliated mutual funds, such as the NVIT S&P 500 Index Fund, or unaffiliated mutual funds (collectively, “Underlying Funds”).
For purposes of this SAI, the term “Fund” includes any Underlying Fund in which a Fund may invest.
Borrowing
Each Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33 1∕3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. In addition to borrowings that are subject to 300% asset coverage and are considered by the U.S. Securities and Exchange Commission (“SEC”) to be permitted “senior securities,” each Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each Fund may engage in reverse repurchase agreements which may be considered a form of borrowing unless the Fund covers its exposure by segregating or earmarking liquid assets.
Asset Segregation. Pursuant to current guidance from the staff of the SEC, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be deemed to be creating any “senior security” provided that a Fund “covers” its obligations. Financial instruments that involve an obligation to make future payments to third parties can include, among others (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements. A Fund is deemed to have “covered” its obligations involving such a financial instrument when the Fund enters into an offsetting financial position, or segregates liquid assets (such as cash, cash equivalents or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Segregated assets are not required to be physically segregated from other Fund assets, but may be segregated through appropriate notation on the books of a Fund or a Fund’s custodian.
The obligation to cover a financial instrument may require a Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order to segregate the required amount of assets. Should segregated assets decline in value, a Fund will be required to segregate additional assets or reduce its position in the financial instrument. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until a Fund’s obligations under the financial instruments have been satisfied.
1

Consistent with current SEC staff positions, the segregated amount for futures and forward contracts that require only cash settlement, and swap agreements that call for periodic netting between a Fund and its counterparty, is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of futures, forwards and swaps, more assets will be required to cover a Fund’s obligations, which essentially limits the Fund’s ability to use these instruments, to the extent that more assets will be required to cover a Fund’s obligations.
Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, a Fund’s portfolio management in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.
Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Fund’s portfolio management from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Derivative Instruments
Each Fund may use instruments referred to as derivative instruments (“derivatives”). A derivative is a financial instrument the value of which is derived from a security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use derivatives as a substitute for taking a position in a security, a group of securities or a securities index as well as for hedging purposes. The Funds also may use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.
Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Depending on the change in the value of the underlying asset, the potential for loss may be limitless. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.
The use of these derivatives is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”). Nationwide Fund Advisors (“NFA” or the “Adviser”), although registered as a commodity pool operator, has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Funds and, therefore, is not subject to regulation as a commodity pool operator under the CEA with respect to the Funds.
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Special Risks of Derivative Instruments. The use of derivatives involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.
(1)
Successful use of most derivatives depends upon a Fund’s portfolio management’s ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
(2)
There might be imperfect correlation, or even no correlation, between price movements of a derivative and price movements of the investments being hedged. For example, if the value of a derivative used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using derivatives on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.
(3)
Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s portfolio management projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative. Moreover, if the price of the derivative declines by more than the increase in the price of the security, a Fund could suffer a loss.
(4)
As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in derivatives involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such derivatives, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a derivative prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
For a discussion of the federal income tax treatment of a Fund’s derivative instruments, see “Other Tax Consequences” in this SAI.
Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options can serve as a long hedge (i.e., taking a long position in the underlying security), and the purchase of put options can serve as a short hedge (i.e., taking a short position in the underlying security). Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter (“OTC”) options written by a Fund would be considered illiquid to the extent described under “Restricted, Non-Publicly Traded and Illiquid Securities” below. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.
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The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can be exercised only at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.
A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.
A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund generally intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.
Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC regulations and guidance, a Fund will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund also will earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell an interest rate hedging vehicle (such as a Treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.
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Flexible EXchange® Options (“FLEX Options”). FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. FLEX Options the Fund will hold typically will be European-style options. Such FLEX Options will be exercisable at the strike price only on their expiration date.
The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the buyer for every seller and the seller for every buyer, with the goal of protecting clearing members and options traders from counterparty risk.
The FLEX Options in which the Funds invest are options on an index, the S&P 500 Price Return Index (the “S&P 500 Price Index”). An index fluctuates with changes in the market values of the securities included in the index. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the S&P 500 Price Index and the time remaining until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index, although they generally move in a manner that corresponds to the movement of the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.
Each of the options exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies subadvised by the Funds' subadviser may be combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Funds may buy or sell.
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on the S&P 500 Price Index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the S&P 500 Price Index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on the S&P 500 Price Index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on the S&P 500 Price Index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the S&P 500 Price Index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an S&P 500 Price Index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the S&P 500 Price Index and the exercise price times the multiplier if the closing level is less than the exercise price.
The value of an option, in general, will reflect, among other things, the current market value of the underlying investment, in the case of the Funds, the S&P 500 Price Return Index, the time remaining until expiration (end of the Outcome Period), the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value.
If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the index may subsequently change. If such a change causes the exercised option to fall out of the money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.
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The Funds will comply with guidelines established by the SEC with respect to coverage of options by investment companies, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high-quality and lower-quality securities. Such protection is only provided during the life of the spread option.
Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s portfolio management believes it is more advantageous to a Fund than purchasing the futures contract.
To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return, substituting a position in a security, group of securities or an index, and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to obtain or reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to obtain or hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.
A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security), asset, commodity or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.
No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. government securities or other liquid
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obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds generally intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.
A Fund that enters into a futures contract is subject to the risk of loss of the initial and variation margin in the event of bankruptcy of the futures commission merchant (“FCM”) with which the Fund has an open futures position. A Fund’s assets may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the FCM’s customers. If the FCM fails to provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own obligations or the payment obligations of another customer to the central counterparty.
Indexed and Inverse Securities. A Fund may invest in securities the potential return of which is based on an index or interest rate. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. A Fund also may invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Funds may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a
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security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.)
Equity-Linked Structured Notes. The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivatives that are specifically designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.
Swap Agreements. The Funds may enter into securities index, interest rate, total return, currency exchange rate or single/multiple security swap agreements for any lawful purpose consistent with the Fund’s investment objective, such as (but not limited to) for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase or decrease in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities, such as a selection of particular securities or those representing a particular index. Swap agreements may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, with respect to swaps that have been designated by the CFTC for mandatory clearing (cleared swaps), through an FCM and cleared through a clearinghouse that serves as a central counterparty. See “Uncleared Swaps” and “Cleared Swaps” below for additional explanation of cleared and uncleared swaps. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. See “Swaps regulation” below.
The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Fund’s obligation (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.
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Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Fund’s portfolio management’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments, replicate a particular benchmark index, or otherwise achieve the intended results. Swap agreements, especially OTC uncleared swap agreements, may be considered to be illiquid.
Swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) central clearing and execution of standardized swaps; (3) margin requirements in swap transactions; (4) position limits and large trader reporting requirements; and (5) recordkeeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has adopted rules implementing most of the swap regulations dictated by the Dodd-Frank Act. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.
Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the OTC derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.
In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.
A Fund will enter uncleared swap agreements only with counterparties that the Fund’s portfolio management reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
Cleared swaps. Certain swaps have been designated by the CFTC for mandatory central clearing. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps for mandatory clearing, but it is expected that the CFTC will designate additional categories of swaps for mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not necessarily eliminate these risks and may involve additional risks not involved with uncleared swaps.
In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty.
When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount also may be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
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CFTC rules require the trading and execution of certain cleared swaps on Swap Execution Facilities (“SEFs”), which are trading systems on platforms in which multiple participants have the ability to execute or trade swaps by accepting bids and offers made by multiple participants on the facility or system, through any means of interstate commerce. Moving trading to an exchange-type system may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past.
Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swaps data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of trader identities as intended.
Certain Internal Revenue Service positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences.
Risks of cleared swaps. As noted above, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.
Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.
Equity Swaps. The Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances, including (but not limited to) circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. Until equity swaps are designated for central clearing, the counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid
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by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
Total Rate of Return Swaps. The Funds may enter into total rate of return swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap may allow the Funds to quickly and cost effectively invest cash flows into a diversified basket of assets.
Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a Fund to leverage risks or carry liquidity risks.
Foreign Currency-Related Derivative Strategies— Special Considerations. A Fund may use futures and options on futures on foreign currencies and forward currency contracts to increase returns, to manage the Fund’s average portfolio duration, or to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. Currency contracts also may be purchased such that net exposure to an individual currency exceeds the value of the Fund’s securities that are denominated in that particular currency. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and also may engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund’s portfolio management believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.
The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the
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extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.
Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s portfolio management believes a liquid secondary market will exist for a particular option at any specific time.
Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.
The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Forward currency contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or the benefits of a currency hedge, impose transaction costs or force the Fund to cover its purchase or sale commitments, if any, at the current market price. In addition, the institutions that deal in forward currency contracts are not required to continue to make markets in the currencies in which they trade and these markets can experience periods of illiquidity. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.
Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in a foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.
A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed
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amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.
A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Currency contracts also may be purchased such that net exposure to an individual currency exceeds the value of the Fund’s securities that are denominated in that particular currency. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.
Non-Deliverable Forwards. A Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a Fund enters into a non-deliverable forward transaction, the Fund’s custodian will maintain segregated assets in an amount not less than the value of the Fund’s unrealized loss under such non-deliverable forward transaction. If the additional segregated assets decline in value or the amount of the Fund’s commitment increases because of changes in currency rates, additional cash or securities will be designated as segregated assets on a daily basis so that the value of the account will equal the amount of the Fund’s unrealized loss under the non-deliverable forward agreement.
Since a Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction. A Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
The SEC and CFTC consider non-deliverable forwards as swaps, and they are therefore included in the definition of “commodity interests.” Non-deliverable forwards have historically been traded in the OTC market. However, as swaps, non-deliverable forwards may become subject to central clearing and trading on public facilities. Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and thus are not deemed to be commodity interests. However, such forwards are subject to some requirements applicable to swaps, including reporting to
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swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of currency and cross currency forwards, especially non-deliverable forwards, may restrict the Fund’s ability to use these instruments in the manner described above or subject NFA to CFTC registration and regulation as a commodity pool operator.
Foreign Commercial Paper. A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upward or downward (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in the foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of a senior security, but nevertheless will earmark or establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.
The SEC has recently adopted a rule which replaces current SEC and staff guidance with respect to asset segregation requirements for derivatives and other instruments such as unfunded commitment agreements, reverse repurchase agreements, or similar financing transactions. The compliance date for the new rule is August 19, 2022.
Foreign Securities
The Funds may invest in securities of issuers located outside the United States. Funds that invest in foreign securities offer the potential for more diversification than Funds that invest only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include changes in foreign currency exchange rates, exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.
Regional Risk. Adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, the Fund generally will have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or losses.
Eurozone-Related Risk. A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the EU or with significant exposure to EU issuers or countries. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated
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obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of the Fund’s shares.
Certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund, the European Stability Mechanism, or other supra-governmental agencies. The European Central Bank has also been intervening to purchase Eurozone debt in an attempt to stabilize markets and reduce borrowing costs. There can be no assurance that these agencies will continue to intervene or provide further assistance, and markets may react adversely to any expected reduction in the financial support provided by these agencies. Responses to the financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences.
In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound, short-term declines in global stock markets, and heightened risk of continued worldwide economic volatility. The UK officially left the EU on January 31, 2020, with a transitional period that ended on December 31, 2020. Prior to the end of the transitional period, the EU and the UK ratified the EU-UK Trade and Cooperation Agreement (“TCA”), which lays out the terms of the UK’s future cooperation with the EU. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the UK's post-transition framework. Brexit created and may continue to create an uncertain political and economic environment in the UK and other EU countries. This long-term uncertainty may affect other countries in the EU and elsewhere. Further, the UK’s departure from the EU may cause volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU. In addition, the UK’s departure from the EU may create actual or perceived additional economic stresses for the UK, including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and possible declines in business and consumer spending, as well as foreign direct investment.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.
Currency Risk and Exchange Risk. Unless a Fund's Prospectus states a policy to invest only in securities denominated in U.S. dollars, a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar. In such case, changes in foreign currency exchange rates will affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as a Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.
Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of
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a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Investment in Emerging Markets. The Funds may invest in securities of issuers domiciled in various countries with emerging capital markets. Emerging market countries typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Emerging capital markets are developing in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed countries. The possibility of fraud, negligence, undue influence being exerted by the issuer, or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
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Investment in Frontier Markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a Fund’s shares to decline.
Governments of many frontier market countries in which a Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in a Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of a Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as a Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
In addition, investing in frontier markets includes the risk of share blocking. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of prohibiting securities to potentially be voted (or having been voted), from trading within a specified number of days before, and in certain instances, after the shareholder meeting. Share blocking may prevent a Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The specific practices may vary by market and the blocking period can last from a day to several weeks, typically terminating on a date established at the discretion of the issuer. Once blocked, the only manner in which to remove the block would be to withdraw a previously cast vote, or to abstain from voting altogether. The process for having a blocking restriction lifted can be very difficult with the particular requirements varying widely by country. In certain countries, the block cannot be removed.
There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.
The frontier market countries in which a Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with, these countries may be negatively impacted by any such sanction or embargo and may reduce a Fund’s returns. Banks in frontier market countries used to hold a Fund’s securities and other assets in that country may lack the same operating
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experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlement will take longer and that cash or securities of a Fund may be in jeopardy because of failures of or defects in the settlement systems.
Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the 1940 Act, a Fund may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the 1940 Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.
Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and non-voting depositary receipts (“NVDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, EDRs, GDRs and NVDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR, GDR or NVDR representing ownership of common stock will be treated as common stock.
A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.
A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
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Foreign Sovereign Debt. To the extent that a Fund invests in obligations issued by governments of developing or emerging market countries, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Investing through Stock Connect. A Fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges, and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People's Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact a Fund's rights with respect to the securities. There are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and the Fund may experience delays in transacting via Stock Connect. The stocks of Chinese companies that are owned by a Fund are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the United States and investing in emerging markets. See “Foreign Securities” above regarding investing outside the United States.
Initial Public Offerings
The Funds may participate in initial public offerings (“IPOs”). Securities issued in initial public offerings have no trading history, and information about the companies may be available for very limited periods. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.
Interfund Borrowing and Lending Program
Pursuant to an exemptive order issued by the SEC dated June 13, 2016, the Funds may lend money to, and borrow money for temporary purposes from, other funds advised by the Funds' investment adviser, NFA. Generally, a Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings can have a maximum duration of seven days. Loans may be called on one day’s notice. There is no assurance that a Fund will be able to borrow or lend under the program at any time, and a Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called, or not renewed.
Lending Portfolio Securities
Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark-to-market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, a Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities
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meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.
The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive a reasonable rate of return on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. In addition, a Fund may not have on loan securities representing more than one-third of its total assets at any given time. The collateral that a Fund receives may be included in calculating the Fund’s total assets. A Fund generally will not seek to vote proxies relating to the securities on loan, unless it is in the best interests of the applicable Fund to do so. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.
Investment of Securities Lending Collateral. The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed-rate or floating-rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by, an insurance company; loan participations; master notes; medium-term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium-term notes (which are described below), these types of investments are described elsewhere in the SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.
Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by, an insurance company are agreements in which an insurance company either provides for the investment of the Fund’s assets or provides for a minimum guaranteed rate of return to the investor.
Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed-rate or floating-rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer’s parent.
Medium-term notes are unsecured, continuously offered corporate debt obligations. Although medium-term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium-term note generally will not exceed two years.
LIBOR Risk
The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Funds' investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Funds may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Funds may also reference LIBOR.
In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. More recently, on November 30, 2020 the ICE Benchmark Administration (“IBA”), the administrator of LIBOR, announced that it had commenced a consultation to determine whether to cease publication of one week and two-month USD LIBOR settings at the end of December 2021 but extend publication of the remaining USD LIBOR settings (overnight and one, three, six and 12 month USD LIBOR) to the end of June 2023. There were concurrent announcements by the United Kingdom’s Financial Conduct Authority, the U.S. bank regulators, the Federal Reserve Board and the Alternative Reference Rates Committee (“ARRC”) supporting the actions announced by IBA and, among other things, encouraging banks to stop entering into new LIBOR-based contracts by the end of 2021. IBA will make separate announcements following the outcome of the consultations. Actions by regulators have resulted in the establishment of
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alternative reference rates in most major currencies. The U.S. Federal Reserve, based on the recommendations of ARRC, has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Funds to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Funds' performance or net asset value.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Operational and Technology Risk/Cyber Security Risk
A Fund, its service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of a Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.
For example, a Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund's adviser, and other service providers (including, but not limited to, Fund accountants, custodians, subadvisers, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund's ability to calculate its net asset value, impediments to trading, the inability of a Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.
In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund's operations.
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The Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.
Preferred Stocks, Convertible Securities and Other Equity Securities
The Funds may invest in preferred stocks and other forms of convertible securities. Preferred stocks, like many debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. In some countries, dividends on preferred stocks may be variable, rather than fixed. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.
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Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.
A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to Automatically Convertible Equity Securities (“ACES”), Participating Equity Preferred Stock (“PEPS”), Preferred Redeemable Increased Dividend Equity Securities (“PRIDES”), Stock Appreciation Income Linked Securities (“SAILS”), Term Convertible Notes (“TECONS”), Quarterly Income Cumulative Securities (“QICS”), and Dividend Enhanced Convertible Securities (“DECS”). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three- or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.
Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as Equity Linked Securities (“ELKS”) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.
An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.
Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities. For more information about zero coupon securities generally, see “Zero Coupon Securities, Step-Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities” below.
Current federal income tax law requires the holder of zero coupon securities to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
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Contingent Convertible Securities. A contingent convertible security (“CoCo”) is a hybrid debt security typically issued by a non-U.S. bank that, upon the occurrence of a specified trigger event, may be (i) convertible into equity securities of the issuer at a predetermined share price; or (ii) written down in liquidation value. Trigger events are identified in the document’s requirements. CoCos are designed to behave like bonds in times of economic health yet absorb losses when the trigger event occurs.
With respect to CoCos that provide for conversion of the CoCo into common shares of the issuer in the event of a trigger event, the conversion would deepen the subordination of the investor, subjecting the Fund to a greater risk of loss in the event of bankruptcy. In addition, because the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all). With respect to CoCos that provide for the write-down in liquidation value of the CoCo in the event of a trigger event, it is possible that the liquidation value of the CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the CoCo may be reduced in whole or in part. The write-down of the CoCo’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the CoCo is based on par value. Coupon payments on CoCos may be discretionary and may be canceled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.
CoCos are subject to the credit, interest rate, high-yield securities, foreign securities and market risks associated with bonds and equity securities, and to the risks specified to convertible securities in general. They are also subject to other specific risks. CoCos typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure, which increases the risk that the Fund may experience a loss. In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. CoCos are generally speculative and the prices of CoCos may be volatile. There is no guarantee that the Fund will receive return of principal on CoCos.
Publicly Traded Limited Partnerships and Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. The Funds may invest in interests in limited liability companies, as well as publicly traded limited partnerships (limited partnership interests or units), which represent equity interests in the assets and earnings of the company’s or partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, income derived from a limited partnership deemed not to be a “qualified publicly traded partnership” will be treated as “qualifying income” under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Funds. See “Other Tax Consequences” below. Also, since publicly traded limited partnerships and limited liability companies are a less common form of organizational structure than corporations, their units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited liability company or limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the company or partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.
Real Estate Investment Trusts
Although no Fund invests in real estate directly, the Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Funds may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of
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mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Funds pay the fees and expenses of the REITs, which, ultimately, are paid by a Fund’s shareholders.
Repurchase Agreements
Each Fund may enter into repurchase agreements. In connection with the purchase by a Fund of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers, the Fund’s custodian, or a sub-custodian, will have custody of, and will earmark or segregate securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Any portion of a repurchase agreement that is not collateralized fully is considered by the staff of the SEC to be a loan by the Fund. To the extent that a repurchase agreement is not collateralized fully, a Fund will include any collateral that the Fund receives in calculating the Fund’s total assets in determining whether a Fund has loaned more than one-third of its assets. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited as collateral if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s portfolio management reviews the creditworthiness of those banks and other recognized financial institutions with which a Fund enters into repurchase agreements to evaluate these risks.
Restricted, Non-Publicly Traded and Illiquid Securities
Each Fund may not invest more than 15% (5% with respect to an underlying money market fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. In addition, a security is illiquid if it cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
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A large institutional market exists for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
The SEC has adopted Rule 144A, which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.
Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees, a Fund’s portfolio management has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable, or if such securities may be readily saleable in foreign markets. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund’s level of illiquidity may increase.
A Fund may sell OTC options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
A Fund’s portfolio management will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
Pursuant to Rule 22e-4 under the 1940 Act, a Fund assesses, manages, and periodically reviews its liquidity risk.
Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act (“Section 4(2) paper”) is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.
Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if: (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund’s portfolio management believes that, based on the trading markets for such security, such security can be disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Reverse Repurchase Agreements
Each Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing under the 1940 Act (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse
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repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination.
Securities of Investment Companies
Exchange-Traded Funds. The Funds may invest in exchange-traded funds (“ETFs”). ETFs are regulated as registered investment companies under the 1940 Act. Many ETFs acquire and hold securities of all of the companies or other issuers, or a representative sampling of companies or other issuers, that are components of a particular index. Such ETFs typically are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. More recently, actively managed ETFs have been created that are managed similarly to other investment companies.
The shares of an ETF may be assembled in a block known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. ETF shares, as opposed to creation units, are generally purchased and sold by smaller investors in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although a Fund, like most other investors in ETFs, intends to purchase and sell ETF shares primarily in the secondary trading market, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the investment manager believes it is in the Fund’s best interest to do so.
An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. In addition, because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.
Short-Term Instruments
Each Fund may invest in short-term instruments, including money market instruments. Short-term instruments may include the following types of instruments:
•shares of money market mutual funds, including those that may be advised by a Fund’s portfolio management;
•obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation;
•obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions;
•obligations of municipalities and states, their agencies and political subdivisions;
•high-quality asset-backed commercial paper;
•repurchase agreements;
•bank or savings and loan obligations;
•high-quality commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It also may be issued by foreign issuers, such as foreign governments, states and municipalities;
•high-quality bank loan participation agreements representing obligations of corporations having a high-quality short-term rating, at the date of investment, and under which a Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;
•high-quality short-term corporate obligations;
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•certain variable-rate and floating-rate securities with maturities longer than 397 days, but which are subject to interest rate resetting provisions and demand features within 397 days;
•extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period; and
•unrated short-term debt obligations that are determined by a Fund’s portfolio management to be of comparable quality to the securities described above.
Bank Obligations. Bank obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.
Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.
Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issuers in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.
Small- and Medium-Cap Companies and Emerging Growth Stocks
The Funds may invest in small- and medium-cap companies and emerging growth stocks. Investing in securities of small-sized companies, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized, medium-cap and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized, medium-cap and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized, medium-cap and emerging growth companies than for larger, more established ones.
Special Situation Companies
The Funds may invest in “special situation companies,” which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the
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market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The portfolio management of such Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance, however, that a special situation that exists at the time a Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.
Temporary Investments
Generally, each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, in anticipation of redemptions or for other cash management purposes, a Fund may invest without limit in high-quality fixed-income securities, cash or money market cash equivalents, including short-term instruments, as described above and, subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings. The Funds do not use defensive strategies or attempt to reduce their exposures to poor performing securities, although each Fund may use temporary investments pending investment of cash balances or to manage anticipated redemption activity. See “Short-Term Instruments” above.
U.S. Government Securities and U.S. Government Agency Securities
The Funds may invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government (including U.S. Treasury securities), and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.
U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank of the United States, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association (“GNMA”), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the U.S. Treasury if needed to service their debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Banks and Federal National Mortgage Association (“FNMA”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation (“FHLMC”), are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.
Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.
An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.
The maturities of such securities usually range from three months to 30 years. While such securities may be guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in a Fund’s portfolio, cause a Fund’s daily net asset value to fluctuate.
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The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPS’ purchase price and its face value.
In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) placed FNMA and FHLMC into a conservatorship under FHFA. As conservator, the FHFA assumed all the powers of the shareholders, directors, and officers, with the goal of preserving and conserving the assets and property of FNMA and FHLMC. However, FNMA and FHLMC continue to operate legally as business corporations and FHFA has delegated to the Chief Executive Officers and Boards of Directors responsibility for much of the day-to-day operations of the companies. FNMA and FHLMC must follow the laws and regulations governing financial disclosure, including SEC requirements. The long-term effect that this conservatorship will have on these companies’ debt and equity securities is unclear.
Inflation-Protected Bonds. Treasury Inflation-Protected Securities (“TIPS”) are fixed-income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury uses a structure that accrues inflation into the principal value of the bond. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, 10 or 30 years, although it is possible that securities with other maturities will be issued in the future. TIPS bonds typically pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Funds also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
Investors in an inflation-indexed mutual fund who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distributions.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed securities issued by a foreign government generally are adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
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Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Warrants and Rights
Each of the Funds may invest in or hold warrants and rights. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Rights are similar to warrants, but normally have a shorter duration. Warrants and rights may be acquired separately or in connection with the acquisition of securities. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and a warrant or right ceases to have value if it is not exercised prior to its expiration date.
Portfolio Turnover
The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Fund.
As of the date of this SAI, the Funds have not yet commenced operations, and thus no portfolio turnover rate information is provided.
Investment Restrictions
The following are fundamental investment restrictions for each of the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) a majority of the outstanding voting securities, whichever is less.
Each of the Funds:
•May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
•May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of such Fund.
•May not act as an underwriter of another issuer’s securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.:
•May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.
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The following are the NON-FUNDAMENTAL operating policies of each of the Funds, which MAY BE CHANGED by the Board of Trustees WITHOUT SHAREHOLDER APPROVAL:
Each Fund may not:
•Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
•Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
•Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
•Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1∕3% of the Fund’s total assets.
A Fund’s obligation not to pledge, mortgage, or hypothecate assets in excess of 33 1∕3% of the Fund’s total assets with respect to permissible borrowings or investments, as described above, is a continuing obligation and such asset segregation and coverage must be maintained on an ongoing basis. For any other percentage restriction or requirement described above that is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.
Internal Revenue Code Restrictions
In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more qualified publicly traded partnerships (“QPTPs”).
Also, there are four requirements imposed on the Funds under Subchapter L of the Internal Revenue Code because they are used as investment options funding variable insurance products.
32

 1)
A Fund may invest no more that 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
2)
A Fund may invest no more that 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
3)
A Fund may invest no more that 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities); and
4)
A Fund may invest no more that 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
Each U.S. government agency or instrumentality shall be treated as a separate issuer.
Insurance Law Restrictions
In connection with the Trust’s agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, the Trust’s investment adviser, NFA, and the insurance companies may enter into agreements, required by certain state insurance departments, under which NFA may agree to use its best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.
Disclosure of Portfolio Holdings
The Board of Trustees has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter or affiliated persons of the Funds' investment adviser or principal underwriter. The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.
The policies and procedures are applicable to NFA and any subadviser to the Funds. Pursuant to the policy, the Funds, NFA, any subadviser, and any service provider acting on their behalf are obligated to:
•Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
•Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
•Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.
Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, even where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA’s Leadership Team or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.
Each Fund posts onto the Trust’s internet site (nationwide.com/mutualfundsnvit) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. All Funds disclose their complete portfolio holdings information to the SEC using Form N-PORT within 60 days of the end of the third month of the first and third quarters of the Funds' fiscal year and on Form N-CSR on the second and fourth quarters of the Funds' fiscal year. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.
33

Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Leadership Team or its duly authorized delegate and will be made only when:
•a Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
•the recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
•the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.
Under this policy, the receipt of compensation by a Fund, NFA, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.
The Funds have ongoing arrangements to distribute information about the Funds' portfolio holdings to the Funds' third-party service providers described herein (e.g., investment adviser, subadvisers, registered independent public accounting firm, administrator, transfer agent, sub-administrator, sub-transfer agent, custodian and legal counsel) as well as Brown Brothers Harriman & Co.; Wolters Kluwer Financial Services, Inc. (GainsKeeper); SunGard Financial Systems (Wall Street Concepts); Style Research, Inc.; Ernst & Young, LLP; Institutional Shareholder Services, Inc.; Lipper Inc., Morningstar, Inc.; Bloomberg LP; Global Trading Analytics; RiskMetrics Group, Inc.; FactSet Research Systems, Inc.; the Investment Company Institute; ICE Data Pricing & Reference Data LLC; and, on occasion, to transition managers such as BlackRock Institutional Trust Company; Fidelity Capital Markets (a division of National Financial Services, LLC); Capital Institutional Services; State Street Bank and Trust Company; Electra Information Systems; Virtu Americas LLC; or Macquarie Capital (USA) Inc.; where such transition manager provides portfolio transition management assistance (e.g., upon change of subadviser, etc.). These organizations are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. No compensation or other consideration is received by the Funds, NFA or any other party in connection with each such ongoing arrangement.
NFA conducts periodic reviews of compliance with the policy and the Funds' Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. NFA’s compliance staff also will submit annually to the Board of Trustees a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.
Trustees and Officers of the Trust
Management Information
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 81 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since July 2000	130
34

Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group
(management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was
Vice President and General Manager of Sappi Fine Paper North America.

Other Directorships held During the Past Five Years[2]
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment)
from 2004 to present, Bank of the Ozarks from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.

Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms.
Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.

Lorn C. Davis
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1968	Trustee since January 2021	130
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From
September 1998 until May 2016, Mr. Davis originated and managed debt and equity investments for John Hancock Life
Insurance Company (U.S.A.)/Hancock Capital Management, LLC, serving as a Managing Director from September 2003 through May 2016.

Other Directorships held During the Past Five Years[2]
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October
2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn
from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance Committee, and Member of the
Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.

Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of
Director Education from the National Association of Corporate Directors in 2008.

Phyllis Kay Dryden
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1947	Trustee since December 2004	130
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December
2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.
She presently serves as chairman of the board of Mutual Fund Directors Forum.

Other Directorships held During the Past Five Years[2]
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of
Smithsonian Institution Libraries Board from 2007 to 2015.

Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Barbara I. Jacobs
35

Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1950	Trustee since December 2004	130
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as
Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006.

Other Directorships held During the Past Five Years[2] Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

Keith F. Karlawish
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1964	Trustee since March 2012; Chairman since January 2021	130
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management,
Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October
2008.

Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T
Variable Insurance Funds; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

Carol A. Kosel
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since March 2013	130
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October
2005.

Other Directorships held During the Past Five Years[2] None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital
Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

Douglas F. Kridler
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1955	Trustee since September 1997	130
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a
$2.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.

Other Directorships held During the Past Five Years[2] None
36

Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.

David E. Wezdenko
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1963	Trustee since January 2021	130
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr. Wezdenko was Managing Director of JPMorgan Chase & Co.

Other Directorships held During the Past Five Years[2] Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.

Interested Trustee
M. Diane Koken[3]
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1952	Trustee since April 2019	130
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from 1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC)
from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.

Other Directorships held During the Past Five Years[2]
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company
2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of
NORCAL Mutual Insurance Company 2009-present, Director of Medicus Insurance Company 2009-present, Director of
Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of Managers 2015-present, Director and
Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.

Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1  Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns 75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2  Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in this SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3  Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
Michael S. Spangler
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1966	President, Chief Executive Officer and Principal Executive Officer since June 2008
37

Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund
Management LLC and Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial
Services, Inc. and Nationwide Mutual Insurance Company.[2]

Brian Hirsch
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of
Nationwide Mutual Insurance Company.[2]

Stephen R. Rimes
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1970	Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of
Nationwide Mutual Insurance Company.[2] He previously served as Assistant General Counsel for Invesco from 2000-2019.

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1963	Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer) Mr. Cummings is Treasurer, Principal Financial
Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.[2]

Steven D. Pierce
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1965	Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.[2]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served[1]
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds
Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

1  Length of time served includes time served with the Trust’s predecessors.
2  These positions are held with an affiliated person or principal underwriter of the Funds.
Responsibilities of the Board of Trustees
The Board of Trustees (the “Board”) has oversight responsibility for the conduct of the affairs of the Trust. The Board approves policies and procedures regarding the operation of the Trust, regularly receives and reviews reports from NFA regarding the implementation of such policies and procedures, and elects the Officers of the Trust to perform the daily functions of the Trust. The Chairman of the Board is an Independent Trustee.
Board Leadership Structure
The Board approves financial arrangements and other agreements between the Funds, on the one hand, and NFA, any subadvisers or other affiliated parties, on the other hand. The Independent Trustees meet regularly as a group in executive session and with independent legal counsel. The Board has determined that the efficient conduct of the Board’s affairs makes it desirable to delegate responsibility for certain specific matters to Committees of the Board (“Committees”), as described
38

below. The Committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each Committee are appointed by the Board upon recommendation of the Nominating and Fund Governance Committee.
This structure is reviewed by the Board periodically, and the Board believes it to be appropriate and effective. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Funds' current operations.
Each Trustee shall hold office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement, or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing Trustees or consent of shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor. The Board may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose. In addition to conducting an annual self-assessment, the Board completes biennial peer evaluations, which focus on the performance and effectiveness of the individual members of the Board.
The Officers of the Trust are appointed by the Board, or, to the extent permitted by the Trust’s By-laws, by the President of the Trust, and each shall serve at the pleasure of the Board, or, to the extent permitted by the Trust’s By-laws, and except for the Chief Compliance Officer, at the pleasure of the President of the Trust, subject to the rights, if any, of an Officer under any contract of employment. The Trust’s Chief Compliance Officer must be approved by a majority of the Independent Trustees. Subject to the rights, if any, of an Officer under any contract of employment, any Officer may be removed, with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Trust’s By-laws, by the President of the Trust; provided, that only the Board may remove, with or without cause, the Chief Compliance Officer of the Trust.
Board Oversight of Trust Risk
The Board’s role is one of oversight, including oversight of the Funds' risks, rather than active management. The Trustees believe that the Board’s Committee structure enhances the Board’s ability to focus on the oversight of risk as part of its broader oversight of the Funds' affairs. While risk management is the primary responsibility of NFA and the Funds' subadvisers, the Trustees regularly receive reports from NFA, Nationwide Fund Management LLC (“NFM”), and various service providers, including the subadvisers, regarding investment risks and compliance risks. The Committee structure allows separate Committees to focus on different aspects of these risks and their potential impact on some or all of the Funds and to discuss with NFA or the Funds’ subadvisers how they monitor and control such risks. In addition, the Officers of the Funds, all of whom are employees of NFA, including the President and Chief Executive Officer, Chief Financial Officer, Chief Compliance Officer and Chief Operating Officer, report to the Board and to the Chairs of its Committees on a variety of risk-related matters, including the risks inherent in each Officer’s area of responsibility, at regular meetings of the Board and on an ad hoc basis.
The Funds have retained NFA as the Funds' investment adviser and NFM as the Funds' administrator. NFA and NFM are responsible for the day-to-day operations of the Funds. NFA has delegated the day-to-day management of the investment activities of each Fund, with the exception of the Fund-of-Funds, to one or more subadvisers. NFA and NFM are primarily responsible for the Funds' operations and for supervising the services provided to the Funds by each service provider, including risk management services provided by the Funds' subadvisers, if any. The Board also meets periodically with the Trust’s Chief Compliance Officer to receive reports regarding the compliance of each Fund with the federal securities laws and the Fund’s internal compliance policies and procedures. The Board also reviews the Chief Compliance Officer’s annual report, including the Chief Compliance Officer’s compliance risk assessments for the Funds. The Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including each Fund’s investment risks.
39

Committees of the Board
The Board has three standing committees: Audit and Operations Committee, Nominating and Fund Governance Committee, and Investment Committee. The function of each Committee is oversight. In addition, each Committee may from time to time delegate certain of its functions to an ad hoc committee comprised of members of the Board that will report to the Committee or the Board with its recommendations, as determined at the time of such delegation.
The purposes of the Audit and Operations Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; it is the intention of the Board that it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit–the independent auditors are ultimately accountable to the Board and the Committee, as representatives of the Trust’s shareholders; (b) oversee the quality and integrity of the Trust's financial statements and the independent audit thereof, including periodic review of the performance of the independent auditors; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; (e) approve the engagement of the Trust's independent auditors; (f) meet and consider the reports of the Trust's independent auditors; (g) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer; (h) review information provided to the Committee regarding SEC examinations of the Trust and its service providers; (i) to review and oversee the actions of the principal underwriter and investment advisers with respect to distribution of the Funds’ shares including the operation of the Trust’s 12b-1 Plans and Administrative Services Plans; (j) review and evaluate the transfer agency services, administrative services, custody services, and such other services as may be assigned from time to time to the Committee by the Board; (k) assist the Board in the design and oversight of the process for reviewing and evaluating payments made from the assets of any of the Funds to financial intermediaries for sub-transfer agency services, shareholder services, administrative services, and similar services; (l) assist the board in its oversight and evaluation of policies, procedures, and activities of the Trust and of service providers to the Trust relating to cybersecurity and data security; (m) review and evaluate the services received by the Trust in respect of, and the Trust’s contractual arrangements relating to, securities lending services; (n) assist the Board in its review, consideration and oversight of any credit facilities entered into for the benefit of the Trust or any of the Funds and the use thereof by the Funds, including any interfund lending facility; (o) assist the Board in its review and consideration of insurance coverages to be obtained by or for the benefit of the Trust or the Trustees of the Trust; and (p) undertake such other responsibilities as may be delegated to the Committee by the Board. The Audit Committee (the predecessor to the Audit and Operations Committee) met five times during the past fiscal year, and currently consists of the following Trustees: Ms. Dryden, Mr. Karlawish, Ms. Kosel (Chair) and Mr. Wezdenko, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
The purposes of the Nominating and Fund Governance Committee are to: (a) assist the Board in its review and oversight of governance matters; (b) assist the Board with the selection and nomination of candidates to serve on the Board; (c) oversee legal counsel; (d) assist the Board in its review and oversight of shareholder communications to the Board; and (e) undertake such other responsibilities as may be delegated to the Committee by the Board. The Nominating and Fund Governance Committee met four times during the past fiscal year, and currently consists of all the Independent Trustees.
The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute trustees to the Board, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for trustee for consideration may do so by submitting a signed written request to the Trust's Secretary at Attn: Secretary, Nationwide Variable Insurance Trust, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215, which includes the following information: (i) name and address of the shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name, background information, and qualifications of the proposed candidate(s); and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.
The purposes of the Investment Committee are to: (a) assist the Board in its review and oversight of the Funds’ performance; (b) assist the Board in the design and oversight of the process for the renewal and amendment of the Funds' investment advisory and subadvisory contracts subject to the requirements of Section 15 of the 1940 Act; (c) assist the Board in its oversight of a liquidity risk management program for the Funds pursuant to Rule 22e-4 under the 1940 Act; (d) assist
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the Board in its review and oversight of the valuation of the Trust’s portfolio assets; (e) assist the Board with its review and oversight of the implementation and operation of the Trust’s various policies and procedures relating to money market funds under Rule 2a-7 under the 1940 Act; (f) review and oversee the investment advisers’ brokerage practices, including the use of “soft dollars”; (g) assist the Board with its review and oversight of the implementation and operation of the Trust’s various policies and procedures relating to transactions involving affiliated persons of a Trust, or affiliated persons of such affiliated persons; (h) assist the Board in its review and oversight of proxy voting by the series of the Trust; and (i) undertake such other responsibilities as may be delegated to the Committee by the Board. The Investment Committee met five times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Mr. Davis, Ms. Jacobs, and Mr. Kridler (Chair), each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Koken, who is an interested person of the Trust, as defined in the 1940 Act.
Ownership of Shares of Nationwide Funds as of December 31, 2020
Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Funds[1]	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Paula H.J. Cholmondeley	None	Over $100,000
Lorn C. Davis[2]	None	None
Phyllis Kay Dryden	None	Over $100,000
Barbara I. Jacobs	None	Over $100,000
Keith F. Karlawish	None	Over $100,000
Carol A. Kosel	None	Over $100,000
Douglas F. Kridler	None	Over $100,000
David E. Wezdenko[2]	None	None
Interested Trustee
M. Diane Koken	None	Over $100,000
1  Individual investors, like the Trustees, are not eligible to purchase shares of the Funds because Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts or to registered management investment companies advised by NFA.
2  Messrs. Davis’s and Wezdenko’s terms as Independent Trustees commenced effective January 1, 2021.
Ownership in the Funds’ Investment Adviser,1 Subadvisers2 or Distributor3 as of December 31, 2020
Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust
Name of Trustee	Name of Owners and Relationships to Trustee	Name of Company	Title of Class of Security	Value of Securities	Percent of Class
Paula H.J. Cholmondeley	N/A	N/A	N/A	None	N/A
Lorn C. Davis[4]	N/A	N/A	N/A	None	N/A
Phyllis Kay Dryden	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Keith F. Karlawish	N/A	N/A	N/A	None	N/A
Carol A. Kosel	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
David E. Wezdenko[4]	N/A	N/A	N/A	None	N/A
1  Nationwide Fund Advisors.
2  As of December 31, 2020, subadvisers to the Trust included: Aberdeen Standard Alternative Funds Limited; Allianz Global Investors U.S. LLC; American Century Investment Management, Inc.; Amundi Asset Management US, Inc.; AQR Capital Management, LLC; BlackRock Investment Management, LLC; Columbia Management Investment Advisers, LLC; DoubleLine Capital LP; Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc.; Federated Investment Management Company; Goldman Sachs Asset Management, L.P.; Invesco Advisers, Inc.; Jacobs Levy Equity Management, Inc.; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; Mellon Investments Corporation; Nationwide Asset Management, LLC; Neuberger Berman Investment Advisers, LLC; Newton Investment Management Limited; Thompson, Siegel & Walmsley LLC; WCM Investment Management, LLC; Wellington Management Company LLP; and Wells Capital Management, Inc.
3  Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.
4  Messrs. Davis’s and Wezdenko’s terms as Independent Trustees commenced effective January 1, 2021.
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Compensation of Trustees
The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Compensation Table below sets forth the total compensation paid to the Independent Trustees, before reimbursement of any expenses incurred by them, for the fiscal year ended December 31, 2020. In addition, the Compensation Table sets forth the total compensation paid to the Independent Trustees from all the funds in the Fund Complex for the twelve months ended December 31, 2020. Trust officers receive no compensation from the Trust in their capacity as officers. The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust. Accordingly, Ms. Koken was not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.
The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.
Name of Trustee	Aggregate Compensation from the Trust[3]	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex[1,3]
Charles E. Allen[2]	$268,596	N/A	N/A	$360,000
Paula H.J. Cholmondeley	249,950	N/A	N/A	335,000
Phyllis Kay Dryden	268,596	N/A	N/A	360,000
Barbara I. Jacobs	249,950	N/A	N/A	335,000
Keith F. Karlawish	268,596	N/A	N/A	360,000
Carol A. Kosel	268,596	N/A	N/A	360,000
Douglas F. Kridler	249,950	N/A	N/A	335,000
David C. Wetmore[2]	237,030	N/A	N/A	318,750
1  As of December 31, 2020, the Fund Complex included two trusts comprising 112 investment company funds or series.
2  Messrs. Allen and Wetmore retired as Independent Trustees effective December 31, 2020.
3  In addition, the Trust compensated Messrs. Davis and Wezdenko, nominees for election by shareholders as Independent Trustees, for their attendance at two meetings of the Board during the period. Messrs. Davis and Wezdenko were elected to the Board by shareholders on September 24, 2020, and joined the Board effective January 1, 2021.
Code of Ethics
Federal law requires the Trust, each of its investment advisers and subadvisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of these Codes of Ethics are on file with the SEC and are available to the public.
Proxy Voting Guidelines
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds' proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds' website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/, or (iii) on the SEC’s website at www.sec.gov. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.
Investment Advisory and Other Services
Trust Expenses
The Trust pays, on behalf of the Funds, the compensation of the Trustees who are not interested persons (as described in the 1940 Act) of the Trust, and all expenses (other than those assumed by the Adviser), including governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and
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any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement, which include the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the Independent Trustees; expenses of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NFA may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.
Investment Adviser
NFA, located at One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215, is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.
Under the Investment Advisory Agreement (“Agreement”) with the Trust, NFA manages the Funds in accordance with the policies and procedures established by the Board of Trustees. NFA operates primarily as a “Manager-of-Managers” under which NFA, rather than managing most Funds directly, instead oversees one or more subadvisers.
NFA provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. NFA is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however, NFA does not intend to do so as a routine matter at this time. The Adviser and the Trust have received an exemptive order from the SEC for a multi-manager structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
All of the Funds to which this SAI relates are subadvised.
NFA pays the compensation of the officers of the Trust employed by NFA and pays the compensation and expenses of any Trustees who are interested persons of the Trust. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.
The Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of no more than two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board of Trustees or NFA on not more than 60 days’ written notice. The Agreement further provides that NFA may render similar services to others.
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For services provided under the Agreement, NFA receives from each Fund an annual fee, paid monthly, of 0.44%, based on the average daily net assets of each Fund.
Limitation of Fund Expenses
In the interest of limiting the expenses of certain Funds, NFA may from time to time waive some, or all, of its investment advisory fee or reimburse other fees for any of the Funds. In this regard, NFA has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (the “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each class of each such Fund to the limits described below. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits that were in the Expense Limitation Agreement at the time that NFA waived the fees or reimbursed the expenses. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is made no more than three years from the date in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses to limit total annual fund operating expenses for all share classes of the Funds to 0.49% until at least April 30, 2022. The expense limitation excludes any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities; acquired fund fees and expenses; short sale dividend expenses; Rule 12b-1 fees; fees paid pursuant to an Administrative Services Plan; fees paid to JPMorgan Chase Bank, N.A. (“JPMorgan”) (as the Trust’s sub-administrator) related to the SEC’s Financial Reporting Modernization and Liquidity Risk Management Program Rules (as provided for in Amendment No. 10 to the Sub-Administration Agreement between JPMorgan and Nationwide Fund Management LLC dated July 1, 2018); other expenditures which are capitalized in accordance with generally accepted accounting principles; and expenses incurred by the Funds in connection with any merger or reorganization. The expense limitation also may exclude other nonroutine expenses not incurred in the ordinary course of the Funds’ business.
In addition to the foregoing, NFA and the Trust have entered into a written agreement pursuant to which NFA waives advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least April 30, 2022.
Investment Advisory Fees Paid
The Funds have not commenced operations as of the date of this SAI, and thus paid no investment advisory fees.
Subadvisers
The subadviser for the Funds is J.P. Morgan Investment Management Inc.
J.P. Morgan Investment Management Inc. (“JPMIM”) is located at 383 Madison Avenue, New York, NY 10179. JPMIM is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a publicly traded corporation that is listed on the New York Stock Exchange (Ticker: JPM). JPMIM offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients.
Subject to oversight by NFA and the Board of Trustees, one or more subadvisers will manage all or a portion of the assets of the Funds in accordance with each Fund’s investment objectives and policies. Each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to a Fund, the subadvisers receive annual fees from NFA, calculated at an annual rate based on the average daily net assets of such Fund.
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Each subadviser provides investment advisory services to the Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such agreement.
After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust’s Board of Trustees or by shareholders in order to continue. The Subadvisory Agreements may be terminated, at any time, without penalty, by vote of a majority of the Trust’s Board of Trustees, by “vote of a majority of the outstanding voting securities” of each Fund (as defined in the 1940 Act), or by the Adviser, in each case, upon not more than 60 days’ written notice to the subadviser, or by the subadviser upon not less than 120 days’ written notice to the Adviser and the Trust. Each Subadvisory Agreement terminates automatically if it is assigned.
Subadvisory Fees Paid
The Funds have not commenced operations as of the date of this SAI, and NFA thus has paid no subadvisory fees with respect to the Funds.
Manager-of-Managers Structure
NFA and the Trust have received from the SEC an exemptive order for a manager-of-managers structure which allows NFA, subject to the approval of the Board of Trustees, to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and all changes are subject to approval by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NFA. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.
Pursuant to the exemptive order, NFA monitors and evaluates any subadvisers, which includes performing initial due diligence on prospective subadvisers for the Funds and thereafter monitoring the performance of the subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisers. NFA has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Board of Trustees whether a subadviser’s contract should be renewed, modified or terminated; however, NFA does not expect to recommend changes of subadvisers frequently. NFA will regularly provide written reports to the Board of Trustees regarding the results of their evaluation and monitoring functions. Although NFA will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.
Portfolio Managers
Appendix C contains the following information regarding the portfolio managers identified in the Funds’ Prospectuses: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.
Distributor
Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215, serves as underwriter for each Fund in the continuous distribution of its shares pursuant to an Underwriting Agreement dated May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may
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be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly owned subsidiary of NFS Distributors, Inc., which in turn is a wholly owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:
Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Christopher Graham
Brian Hirsch
Michael S. Spangler
M. Diane Koken
Lee T. Cummings
Steven D. Pierce
Stephen R. Rimes
In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee, if any, imposed on sales of shares of each Fund.
Distribution Plan
The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to certain classes of shares. The Rule 12b-1 Plan permits the Funds to compensate NFD, as the Funds' principal underwriter, for expenses associated with the distribution of certain classes of shares of the Funds. Under the Rule 12b-1 Plan, NFD is paid an annual fee in the following amounts:
Funds	Amount
NVIT S&P 500® 1-Year Buffer Fund Jan	0.25% of the average daily net assets of Class II shares of each Fund, all of which will be considered a distribution fee.
NVIT S&P 500® 1-Year Buffer Fund Feb
NVIT S&P 500® 1-Year Buffer Fund Mar
NVIT S&P 500® 1-Year Buffer Fund Apr
NVIT S&P 500® 1-Year Buffer Fund May
NVIT S&P 500® 1-Year Buffer Fund June
NVIT S&P 500® 1-Year Buffer Fund July
NVIT S&P 500® 1-Year Buffer Fund Aug
NVIT S&P 500® 1-Year Buffer Fund Sept
NVIT S&P 500® 1-Year Buffer Fund Oct
NVIT S&P 500® 1-Year Buffer Fund Nov
NVIT S&P 500® 1-Year Buffer Fund Dec
NVIT S&P 500® 5-Year Buffer Fund Q1
NVIT S&P 500® 5-Year Buffer Fund Q2
NVIT S&P 500® 5-Year Buffer Fund Q3
NVIT S&P 500® 5-Year Buffer Fund Q4
As of the date of this SAI, the Funds have not commenced operations and thus NFD has not earned any distribution fees under the Rule 12b-1 Plan and the Funds have made no expenditures using these fees.
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These fees will be paid to NFD for activities or expenses primarily intended to result in the sale or servicing of Fund shares. Distribution fees may be paid to NFD, to an insurance company or its eligible affiliates for distribution activities related to the indirect marketing of the Funds to the owners of variable insurance contracts (“contract owners”), or to any other eligible institution. As described above, a distribution fee may be paid pursuant to the Rule 12b-1 Plan for services including, but not limited to:
(i)
Underwriter services including: (1) distribution personnel compensation and expenses, (2) overhead, including office, equipment and computer expenses, supplies and travel, (3) procurement of information, analysis and reports related to marketing and promotional activities, and (4) expenses related to marketing and promotional activities;
(ii)
Printed documents including: (1) fund prospectuses, statements of additional information and reports for prospective contract owners, and (2) promotional literature regarding the Funds;
(iii)
Wholesaling services by NFD or the insurance company including: (1) training, (2) seminars and sales meetings, and (3) compensation;
(iv)
Life insurance company distribution services including: (1) fund disclosure documents and reports, (2) variable insurance marketing materials, (3) Fund sub-account performance figures, (4) assisting prospective contract owners with enrollment matters, (5) compensation to the salesperson of the variable insurance contract, and (6) providing other reasonable help with the distribution of Fund shares to life insurance companies; and
(v)
Life insurance company contract owner support.
As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Independent Trustees”). The Trust’s current Rule 12b-1 Plan was initially approved by the Board of Trustees on May 1, 2007, and is amended from time to time upon approval by the Board of Trustees. The Rule 12b-1 Plan may be terminated as to a class of a Fund by vote of a majority of the 12b-1 Independent Trustees, or by vote of a majority of the outstanding shares of that class. Any change in the Rule 12b-1 Plan that would materially increase the distribution cost to a class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Rule 12b-1 Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the 12b-1 Independent Trustees or by a vote of the majority of the outstanding shares of the applicable class. The Rule 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the 12b-1 Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Rule 12b-1 Plan should be implemented or continued. In addition, the Trustees in approving the Rule 12b-1 Plan as to a Fund must determine that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit such Fund and its shareholders.
NFD has entered into, and will enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s shares including, but not limited to, those discussed above. NFD, or an affiliate of NFD, pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, NFS or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.
A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to “Broker-Dealer Compensation and Costs” or “Printing and Mailing” (as shown in the table above) of a prospectus which covers multiple Funds, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.
Administrative Services Plan
Under the terms of an Administrative Services Plan, Nationwide Fund Management LLC is permitted to enter into, on behalf of the Trust, Servicing Agreements with servicing organizations, such as broker-dealers, insurance companies and other financial institutions, who agree to provide certain administrative support services for the Funds. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing
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purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements, showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.
As authorized by the particular Administrative Services Plan, the Trust has entered into Servicing Agreements for the Funds pursuant to which NFS has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a wholly owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of Nationwide Fund Management LLC. In consideration for providing administrative support services, NFS and other entities with which the Trust or its agent may enter into Servicing Agreements will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class II shares of the Funds held by customers of NFS or any such other entity. No fee is paid with respect to the Class Y shares of any Fund. Many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.
As of the date of this SAI, the Funds have not commenced operations and thus have paid no administrative services fees.
Fund Administration and Transfer Agency Services
Under the terms of the Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Trust and Nationwide Mutual Funds (another trust also advised by NFA), including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for the Funds. NFM is located at One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to J.P. Morgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan (see “Sub-Administration” below); and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp (see “Sub-Transfer Agency” below); and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
As of the date of this SAI, the Funds have not commenced operations and thus have paid no fund administration and transfer agency fees.
Securities Lending Agent
The Board of Trustees has approved certain Funds’ participation in a securities lending program. Under the securities lending program, JPMorgan Chase Bank, N.A. serves as the Funds’ securities lending agent (the “Securities Lending Agent”).
As of the date of this SAI, the Funds have not commenced operations and therefore have not engaged in any securities lending activity.
Sub-Administration
NFM has entered into a Sub-Administration Agreement with JPMorgan Chase Bank, N.A., dated May 22, 2009, to provide certain fund sub-administration services for each Fund. NFM pays JPMorgan a fee for these services.
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Sub-Transfer Agency
NFM has entered into a Sub-Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services, dated September 1, 2012, to provide certain sub-transfer agency services for each Fund. NFM pays US Bancorp a fee for these services.
Custodian
JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10008, is the custodian for the Funds and makes all receipts and disbursements under a Global Custody Agreement. The custodian performs no managerial or policy-making functions for the Funds.
Legal Counsel
Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, D.C. 20006-1871, serves as the Trust’s legal counsel.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP, Two Commerce Square, 2001 Market St., Suite 1800, Philadelphia, PA 19103, serves as the Independent Registered Public Accounting Firm for the Trust.
Brokerage Allocation
NFA or a subadviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Because the Funds may invest in shares of the Underlying Funds, it is expected that the investment advisers or subadvisers to the Underlying Funds will conduct the portfolio transactions for such Underlying Funds. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities or derivatives traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price. This spread is the dealer’s profit. Bilaterally negotiated derivatives may include a fee payable to a Fund’s counterparty. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.
Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction, i.e., execution at the most favorable prices and in the most effective manner possible. “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. NFA and any subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.
Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to NFA or a subadviser. In placing orders with such broker-dealers, NFA or the subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NFA or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NFA’s or a subadviser’s normal research activities or expenses.
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There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by NFA or a subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when NFA or the subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.
In purchasing and selling investments for the Funds, it is the policy of NFA or a subadviser to seek to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by NFA or a subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, NFA or a subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.
NFA or a subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Exchange Act, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to NFA or a subadviser is considered to be in addition to and not in lieu of services required to be performed by it under the respective advisory or subadvisory agreement. The fees paid to NFA or a subadviser pursuant to the respective advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to NFA or a subadviser in serving its other clients. All research services received from the brokers to whom commissions are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. NFA and any subadviser are prohibited from considering a broker-dealer’s sale of shares of any fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.
Commission Recapture Program. NFA may instruct subadvisers to direct certain brokerage transactions, using best efforts, and subject always to seeking to obtain best execution, to broker-dealers in connection with a commission recapture program that is used to offset a Fund's operating expenses. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a subadviser, which can be significant over time, and thereby reduces expenses. If a subadviser does not believe it can obtain best execution from such broker-dealers, there is no obligation to execute portfolio transactions through such broker-dealers. Commissions recaptured by a Fund will be included in realized gain (loss) on securities in a Fund's appropriate financial statements.
Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company, Nationwide Life & Annuity Insurance Company, Jefferson National Insurance Company or Jefferson National Life Insurance Company of New York. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.
Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, a Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.
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Each of the Funds contemplates that, consistent with the policy of seeking to obtain best execution, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of NFA or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers. NFA and the subadvisers do not necessarily deem it practicable or in a Fund's best interests to solicit competitive bids for commissions on each transaction. However, NFA and the subadvisers regularly give consideration to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.
As of the date of this SAI, the Funds have not commenced operations and thus have paid no brokerage commissions to affiliated brokers.
As of the date of this SAI, the Funds have not commenced operations and thus have paid no soft dollar commissions or held any investments in securities of their regular broker-dealers.
As of the date of this SAI, the Funds have not commenced operations and thus have paid no brokerage commissions to affiliated brokers of the Adviser.
Other Dealer Compensation
In addition to the dealer commissions and payments under its 12b-1 Plan, from time to time, NFA and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and from their own resources. NFA and/or its affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by NFA.
In addition to these payments described above, NFA or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, NFA or its affiliates may pay or allow other incentives or payments to intermediaries.
The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:
•the Distributor and other affiliates of NFA,
•broker-dealers,
•financial institutions, and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families. NFA does not seek reimbursement by the Funds for such payments.
Additional Compensation to Affiliated Financial Institution. NFA and NFD, pursuant to agreements by the parties, pay their affiliate, Nationwide Financial Services, Inc., and certain of its subsidiaries, various amounts under the terms of the agreement.
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Additional Compensation to Financial Institutions. The unaffiliated financial institutions that receive additional compensation (as described in the prospectus) from NFA, NFM or NFD, from their own resources, include the following (the information set forth below is considered complete as of the date of this SAI; however, agreements may be entered into, terminated, or amended, from time to time, without notice or change to the SAI):
Prudential Annuities Life Assurance Corporation, Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey (“Prudential Life”)
NFA, pursuant to a written agreement, pays Prudential Life a quarterly fee at the annual rate of 0.05% (5 basis points) of the average daily net asset value of the NVIT Emerging Markets Fund Class D shares held in separate accounts on the books of NVIT.
Purchases, Redemptions and Pricing of Shares
An insurance company purchases shares of the Funds at their net asset value (“NAV”) using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds.
All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Subject to the sole discretion of NFA, each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
The NAV of each Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4 p.m. Eastern Time) on each business day the Exchange is open for regular trading (the “Valuation Time”). To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Funds’ investments may change on days when shares cannot be purchased or redeemed.
The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days when the Exchange is closed.
Each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.
The offering price for orders placed before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of each class of a Fund on which offering and redemption prices are based is determined by adding the value of all securities and other assets of a Fund attributable to the class, deducting liabilities attributable to that class, and dividing by the number of that class’s shares outstanding. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Securities for which market-based quotations are readily available are valued as of Valuation Time. Equity securities (including shares of exchange-traded funds) generally are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Debt and other fixed-income securities generally are valued at the bid valuation price provided by an independent pricing service, the use of which has been approved by the Board.
Securities for which market-based quotations are either unavailable (e.g., independent pricing service does not provide a value) or are deemed unreliable, in the judgment of NFA or designee, generally are valued at fair value by the Trustees, or persons to whom the Board has delegated its responsibilities pursuant to procedures approved by the Board (in this case, the Fair Valuation Committee). In addition, fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the
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principal market on which such security trades but prior to the calculation of the Funds’ NAVs. Fair value determinations may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.
The Fair Valuation Committee monitors the results of fair valuation determinations and regularly reports the results to the Board or a committee of the Board. The Fair Valuation Committee monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a subadviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the Fair Valuation Committee is notified so that it may meet to determine what adjustment should be made.
To the extent that a Fund invests in foreign securities, the following would be applicable. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on the Fund’s foreign investments since their last closing prices were calculated on their primary securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the Exchange. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
Redemptions
A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust’s transfer agent. Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit, to meet redemption requests if consistent with management of the Fund, or in stressed market conditions. Under extraordinary circumstances, a Fund in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by a Fund directly to an account holder (“redemption in-kind”).
A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
In-Kind Redemptions
The Funds generally plan to redeem their shares for cash with the following exceptions. As described in the Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all Fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to a redeeming shareholder as a redemption in-kind. Redemptions in-kind generally will be pro-rata slices of a Fund’s portfolio or a representative basket of securities. Redemptions in-kind may also be used in stressed market conditions.
The Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of a Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of
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computing the distributing Fund’s net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request–thus limiting the potential adverse effect on the distributing Fund’s net asset value.
Additional Information
Description of Shares
The Second Amended and Restated Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.
The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:
Fund	Share Classes
NVIT AllianzGI International Growth Fund*	Class I, Class II
NVIT American Funds Asset Allocation Fund*[1]	Class II, Class P
NVIT American Funds Bond Fund*[2]	Class II
NVIT American Funds Global Growth Fund*[3]	Class II
NVIT American Funds Growth Fund*[4]	Class II
NVIT American Funds Growth-Income Fund*[5]	Class II, Class P
NVIT Amundi Multi Sector Bond Fund*[6]	Class I
NVIT AQR Large Cap Defensive Style Fund*	Class I, Class II, Class IV, Class Y
NVIT BlackRock Equity Dividend Fund*[7]	Class I, Class II, Class IV, Class Y
NVIT BlackRock Managed Global Allocation Fund*[8]	Class II
NVIT BlueprintSM Aggressive Fund*	Class I, Class II
NVIT BlueprintSM Balanced Fund*	Class I, Class II
NVIT BlueprintSM Capital Appreciation Fund*	Class I, Class II
NVIT BlueprintSM Conservative Fund*	Class I, Class II
NVIT BlueprintSM Managed Growth Fund*	Class I, Class II
NVIT BlueprintSM Managed Growth & Income Fund*	Class I, Class II
NVIT BlueprintSM Moderate Fund*	Class I, Class II
NVIT BlueprintSM Moderately Aggressive Fund*	Class I, Class II
NVIT BlueprintSM Moderately Conservative Fund*	Class I, Class II
NVIT Bond Index Fund*	Class I, Class II, Class Y
NVIT Columbia Overseas Value Fund*	Class I, Class II, Class X, Class Y, Class Z
NVIT Core Bond Fund*	Class I, Class II, Class P, Class Y
NVIT Core Plus Bond Fund*	Class I, Class II, Class P, Class Y
NVIT DoubleLine Total Return Tactical Fund*[9]	Class I, Class II, Class Y
NVIT Emerging Markets Fund*	Class I, Class II, Class D, Class Y
NVIT Federated High Income Bond Fund*[10]	Class I
NVIT Government Bond Fund*	Class I, Class II, Class IV, Class P, Class Y
NVIT Government Money Market Fund*	Class I, Class II, Class IV, Class V, Class Y
NVIT GS Emerging Markets Equity Insights Fund*	Class Y
NVIT GS International Equity Insights Fund*	Class Y
NVIT GS Large Cap Equity Insights Fund*	Class Y
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Fund	Share Classes
NVIT GS Small Cap Equity Insights Fund*	Class Y
NVIT International Equity Fund*	Class I, Class II, Class Y
NVIT International Index Fund*	Class I, Class II, Class VIII, Class Y
NVIT Investor Destinations Aggressive Fund*	Class II, Class P
NVIT Investor Destinations Balanced Fund*	Class II, Class P
NVIT Investor Destinations Capital Appreciation Fund*	Class II, Class P, Class Z
NVIT Investor Destinations Conservative Fund*	Class II, Class P
NVIT Investor Destinations Moderate Fund*	Class II, Class P
NVIT Investor Destinations Moderately Aggressive Fund*	Class II, Class P
NVIT Investor Destinations Moderately Conservative Fund*	Class II, Class P
NVIT Investor Destinations Managed Growth Fund*	Class I, Class II
NVIT Investor Destinations Managed Growth & Income Fund*	Class I, Class II
NVIT iShares® Fixed Income ETF Fund*	Class II, Class Y
NVIT iShares® Global Equity ETF Fund*	Class II, Class Y
NVIT Jacobs Levy Large Cap Growth Fund*	Class I, Class II
NVIT J.P. Morgan MozaicSM Multi-Asset Fund*	Class II, Class Y
NVIT J.P. Morgan U.S. Equity Fund*[11]	Class II, Class Y
NVIT Managed American Funds Asset Allocation Fund*	Class II, Class Z
NVIT Managed American Funds Growth-Income Fund*	Class II
NVIT Mellon Dynamic U.S. Core Fund*	Class I, Class II, Class P, Class Y
NVIT Mellon Dynamic U.S. Equity Income Fund*	Class I, Class II, Class X, Class Y, Class Z
NVIT Mid Cap Index Fund*	Class I, Class II, Class Y
NVIT Multi-Manager Mid Cap Value Fund*	Class I, Class II
NVIT Multi-Manager Small Cap Growth Fund*	Class I, Class II
NVIT Multi-Manager Small Cap Value Fund*	Class I, Class II, Class IV
NVIT Multi-Manager Small Company Fund*	Class I, Class II, Class IV
NVIT Neuberger Berman Multi Cap Opportunities Fund*[12]	Class I, Class II
NVIT Newton Sustainable U.S. Equity Fund*	Class I, Class II, Class Y
NVIT Real Estate Fund*	Class I, Class II
NVIT S&P 500® 1-Year Buffer Fund Jan	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Feb	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Mar	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Apr	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund May	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund June	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund July	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Aug	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Sept	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Oct	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Nov	Class II, Class Y
NVIT S&P 500® 1-Year Buffer Fund Dec	Class II, Class Y
NVIT S&P 500® 5-Year Buffer Fund Q1	Class II, Class Y
NVIT S&P 500® 5-Year Buffer Fund Q2	Class II, Class Y
NVIT S&P 500® 5-Year Buffer Fund Q3	Class II, Class Y
NVIT S&P 500® 5-Year Buffer Fund Q4	Class II, Class Y
NVIT S&P 500 Index Fund*	Class I, Class II, Class IV, Class Y
NVIT Short Term Bond Fund*	Class I, Class II, Class P, Class Y
NVIT Small Cap Index Fund*	Class II, Class Y
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Fund	Share Classes
NVIT U.S. 130/30 Equity Fund*	Class Y
NVIT Wells Fargo Discovery Fund*	Class I, Class II
*  Information on these Funds is contained in a separate Statement(s) of Additional Information.
1Name change effective April 30, 2021. Formerly, American Funds NVIT Asset allocation Fund.
2  Name change effective April 30, 2021. Formerly, American Funds NVIT Bond Fund.
3  Name change effective April 30, 2021. Formerly, American Funds NVIT Global Growth Fund.
4  Name change effective April 30, 2021. Formerly, American Funds NVIT Growth Fund.
5  Name change effective April 30, 2021. Formerly, American Funds NVIT Growth-Income Fund.
6  Name change effective April 30, 2021. Formerly, Amundi NVIT Multi Sector Bond Fund.
7  Name change effective April 30, 2021. Formerly, BlackRock NVIT Equity Dividend Fund.
8  Name change effective April 30, 2021. Formerly, BlackRock NVIT Managed Global Allocation Fund.
9  Name change effective April 30, 2021. Formerly, DoubleLine NVIT Total Return Tactical Fund.
10  Name change effective April 30, 2021. Formerly, Federated NVIT High Income Bond Fund.
11  Name change effective April 30, 2021. Formerly, NVIT J.P. Morgan Disciplined Equity Fund.
12  Name change effective April 30, 2021. Formerly, Neuberger Berman NVIT Multi Cap Opportunities Fund.
You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.
Voting Rights
Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Shares, when issued, are fully paid and nonassessable. Generally, amendment may not be made to the Second Amended and Restated Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Second Amended and Restated Declaration of Trust without the vote or consent of shareholders to:
(1)
designate series of the Trust; or
(2)
change the name of the Trust; or
(3)
apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Second Amended and Restated Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.
An annual or special meeting of shareholders to conduct necessary business is not required by the Second Amended and Restated Declaration of Trust, the 1940 Act or other authority, except, under certain circumstances, to amend the Second Amended and Restated Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, modification or change of the Investment Advisory Agreement, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required. Holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Rule 12b-1 Plan.
With respect to Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and certain other insurance companies (each, a “Participating Insurance Company”) separate accounts, Nationwide Life and each Participating Insurance Company will vote the shares of each Fund at a shareholder meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the variable contracts. Nationwide Life and each Participating Insurance Company are expected to vote shares attributable to variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received. As a result, those contract owners that actually provide voting
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instructions may control the outcome of the vote even though their actual percentage ownership of a Fund alone would not be sufficient to approve a Proposal. Contract owners will also be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the proxy statement sent to the Funds’ shareholders and to contract owners.
Tax Status
The following sections are a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”). Because shares of the Fund are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life insurance policy or variable annuity contract (“variable contract”).
This “Tax Status” section and the “Other Tax Consequences” and “Tax Consequences to Shareholders” sections are based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of the shares of the Fund selected as an investment option. Holders of variable contracts should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local and foreign taxes.
Different tax rules may apply depending on how an Underlying Fund in which the Fund invests is organized for federal income tax purposes. The Fund invests in Underlying Funds organized as corporations and treated as regulated investment companies for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Fund.
Unless otherwise indicated, the discussion below with respect to the Fund includes its pro rata share of the dividends and distributions paid by an Underlying Fund. In addition, unless otherwise indicated, the tax consequences described below in respect of the Fund's investments apply to any investments made directly by the Fund and to any investments made by an Underlying Fund that is a regulated investment company.
Taxation of the Fund
The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•Distribution Requirement– the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•Income Requirement– the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from QPTPs.
•Asset Diversification Test– the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than
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25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.
The Fund may use “equalization” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
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Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see “Taxation of Fund Distributions— Distributions of Capital Gains” below). A “qualified late year loss” includes:
(i)
any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and
(ii)
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Fund has a fiscal year ending in December, the amount of qualified late-year losses (if any) is computed without regard to any items of ordinary income or losses that are incurred after December 31 of the taxable year.
Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Excise Tax Distribution Requirements. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Federal excise taxes will not apply to the Fund in a given calendar year, however, if all of its shareholders (other than certain “permitted shareholders”) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether the Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund is disregarded as long as the investment does not exceed $250,000. Permitted shareholders include other RICs eligible for the exemption (e.g., insurance dedicated fund-of-funds). If the Fund fails to qualify for the exemption, the Fund intends to declare and pay these distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) to avoid any material liability for federal excise tax, but can give no assurances that its distributions will be sufficient to eliminate all taxes. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is
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impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.
Special Rules Applicable to Variable Contracts
The Fund intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts. The Fund intends to comply with these diversification requirements.
Section 817(h) of the Internal Revenue Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Fund must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the purposes of clause (b), all securities of the same issuer are considered a single investment, each agency or instrumentality of the U.S. government is treated as a separate issuer of securities, and a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer of securities.
Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Fund. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if–
•All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and
•Public access to such investment company is available exclusively through the purchase of a variable contract.
As provided in their offering documents, all the beneficial interests in the Fund are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Fund (and any corresponding regulated investment company such as a fund-of-funds that invests in the Fund) is available solely through the purchase of a variable contract (such a fund is sometimes referred to as a “closed fund”). Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Fund, including a pro rata portion of each asset of any Underlying Fund that is a closed fund in which the Funds invest, is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.
For a variable contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Accordingly, a contract owner should not have an impermissible level of control over the Fund’s investment in any particular asset so as to avoid the prohibition on investor control. If the contract owner were considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the contract owner’s gross income with the variable contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner's control of the investments of the segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.
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The IRS may consider several factors in determining whether a contract owner has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC's investment strategies are sufficiently broad to prevent a contract owner from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract owner from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Fund and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.
Another factor that the IRS examines concerns actions of contract owners. Under the IRS pronouncements, a contract owner may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract owner thus may not select or direct the purchase or sale of a particular investment of the Fund. All investment decisions concerning the Fund must be made by the portfolio managers in their sole and absolute discretion, and not by a contract owner. Furthermore, under the IRS pronouncements, a contract owner may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Fund.
The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account’s investments in funds such as the Fund, and such guidance could affect the treatment of the Fund, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objectives or investment policies. The Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.
Other Tax Consequences
Taxation of Fund Distributions
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.
Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to the separate account. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “Dividends-Received Deduction for Corporations.”
Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributable as long-term capital gain. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.
Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital
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distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see “Tax Treatment of Portfolio Transactions– Investments in U.S. REITs” below).
Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to the Fund’s shareholders their pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions– Securities Lending” below.
Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
Consent Dividends. The Fund may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.
Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Additional Information on Portfolio Instruments, Strategies and Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for
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more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund's investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required
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to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax- exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund's ordinary income distributions to shareholders, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.
PFIC Investments. A Fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a U.S. REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions– Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors– Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.
Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” In addition, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund– Foreign income tax.” Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage
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pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Internal Revenue Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.
Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to a Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a Fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will not qualify for the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.
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Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.
Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
Tax Consequences to Shareholders
Since shareholders of the Fund will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.
Major Shareholders
Since the Funds have not yet commenced operations, no shareholder owns 5% or more of the outstanding shares of a Fund. To the extent NFA and its affiliates (including Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York) directly or indirectly own, control and hold power to vote 25% or more of the outstanding shares of a Funds above, they are deemed to have “control” over matters which are subject to a vote of the Fund's shares.
Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company are located at One Nationwide Plaza, Columbus, Ohio 43215. Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York are located at 10350 Ormsby Park Place, Louisville, Kentucky 40223. Each of NFA, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York is wholly owned by Nationwide Financial Services, Inc. (“NFS”). NFS, a holding company, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
As of March 11, 2021, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of any class of the Funds.
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APPENDIX A
DEBT RATINGS
STANDARD & POOR’S DEBT RATINGS
A Standard & Poor’s corporate or municipal debt rating is an opinion of the general creditworthiness of an obligor, or the creditworthiness of an obligor with respect to a particular debt security or other financial obligation, based on relevant risk factors.
The debt rating does not constitute a recommendation to purchase, sell, or hold a particular security. In addition, a rating does not comment on the suitability of an investment for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
1.
Likelihood of default - capacity and willingness of the obligor as to its financial commitments in a timely manner in accordance with the terms of the obligation.
2.
Nature of and provisions of the obligation.
3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting.
INVESTMENT GRADE
AAA	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to meet financial commitments is extremely strong.
AA	Debt rated ‘AA’ has a very strong capacity to meet financial commitments and differs from the highest rated issues only in small degree.
A
Debt rated ‘A’ has a strong capacity to meet financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
Debt rated ‘BBB’ is regarded as having an adequate capacity meet financial commitments. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments for debt in this category than in higher rated categories.

SPECULATIVE GRADE
Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
BB
Debt rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet financial commitments.

B
Debt rated ‘B’ has a greater vulnerability to nonpayment than obligations rated BB but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to meet financial commitments.

CCC
Debt rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet financial commitments. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to meet its financial commitments.

CC	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.
C	Debt rated ‘C’ may signify that a bankruptcy petition has been filed, but debt service payments are continued.
D
Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY’S LONG-TERM DEBT RATINGS
Aaa	Bonds which are rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Bonds which are rated Aa are judged to be of high quality by all standards and are subject to very low credit risk.
A	Bonds which are rated A are to be considered as upper-medium grade obligations and subject to low credit risk.
Baa	Bonds which are rated Baa are considered as medium-grade obligations, subject to moderate credit risk and in fact may have speculative characteristics.
Ba	Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Bonds which are rated B are considered speculative and are subject to high credit risk.
Caa	Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Bonds which are rated Ca represent obligations which are highly speculative. Such issues are likely in default, or very near, with some prospect of recovery of principal and interest.
C	Bonds which are rated C are the lowest rated class of bonds, and are typically in default. There is little prospect for recovery of principal or interest.
STATE AND MUNICIPAL NOTES
Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:
MIG-1
Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad based access to the market for refinancing.

MIG-2	Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG-3	Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash flow protection. Market access for refinancing is likely to be less well established.
SG	Notes bearing this designation are of speculative grade credit quality and may lack sufficient margins of protection.
FITCH, INC. BOND RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.
The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.
Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.
AAA
Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA
Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A
Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB
Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB
Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C
Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’
rating indicates that default of some kind appears probable. ‘C’ rating signal imminent default.

DDD, DD and D
Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative.
‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.

SHORT-TERM RATINGS
STANDARD & POOR’S COMMERCIAL PAPER RATINGS
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1
This highest category indicates that capacity to meet financial commitments is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity to meet financial commitments is satisfactory, although more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

A-3
Issues carrying this designation have adequate protections. They are, however, more vulnerable to adverse economic conditions or changing circumstances which could weaken capacity to meet financial commitments.

B	Issues rated ‘B’ are regarded as having significant speculative characteristics.
C	This rating is assigned to short-term debt obligations that are vulnerable to nonpayment and dependent on favorable business, financial, and economic conditions in order to meet financial commitments.
D
Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

STANDARD & POOR’S NOTE RATINGS
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.
The following criteria will be used in making the assessment:
1.
Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.
2.
Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.
Note rating symbols and definitions are as follows:
SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.
MOODY’S SHORT-TERM RATINGS
Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following three designations to indicate the relative repayment capacity of rated issuers:
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior capacity to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.
MOODY’S NOTE RATINGS
MIG 1/VMIG 1
Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.
MIG 3/VMIG 3	Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash- flow protection. Market access for refinancing is likely to be less well established.
SG	Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.
FITCH’S SHORT-TERM RATINGS
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.
The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.
F-1+	Best quality, indicating exceptionally strong capacity to meet financial commitments.
F-1	Best quality, indicating strong capacity to meet financial commitments.
F-2	Good quality with satisfactory capacity to meet financial commitments.
F-3	Fair quality with adequate capacity to meet financial commitments but near term adverse conditions could impact the commitments.
B	Speculative quality and minimal capacity to meet commitments and vulnerability to short-term adverse changes in financial and economic conditions.
C	Possibility of default is high and the financial commitments are dependent upon sustained, favorable business and economic conditions.
D	In default and has failed to meet its financial commitments.

APPENDIX B
PROXY VOTING GUIDELINES SUMMARIES
JPMORGAN INVESTMENT MANAGEMENT INC. (“JPMIM”)
The Board of Trustees has delegated to JPMIM and its affiliated advisers, proxy voting authority with respect to the fund’s portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the fund, the fund’s Board of Trustees has adopted JPMIM’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.
JPMIM and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIM and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM and its affiliated adviser have encountered globally, based on many years of collective investment management experience.
To oversee and monitor the proxy-voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, to perform certain services otherwise carried out or coordinated by the proxy administrator.
Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the fund on the one hand, and JPMIM, its underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the fund. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines; provided, however, that JPMIM’s investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the proxy administrator has actual knowledge indicating that a JPMorgan Chase affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. The Proxy Committee shall review the Exception Request and shall determine whether JPMIM should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise. When other types of potential material conflicts of interest are identified, the proxy administrator and, as necessary, a legal representative from the proxy committee will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to or obtaining a recommendation from an independent third party, in which case the proxy will be voted by, or in accordance with the recommendation of, the independent third party.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:
•Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMIM to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMIM in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.
•Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. JPMIM also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.
•Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMIM pays particular attention to management’s arguments for promoting the prospective change JPMIM’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.
•JPMIM is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMIM will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account
•JPMIM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
•JPMIM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
•JPMIM will vote in favor of increases in capital which enhance a company’s long-term prospects. JPMIM will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMIM will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.
•JPMIM will vote in favor of proposals which will enhance a company’s long-term prospects. JPMIM will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.
•JPMIM will generally vote against anti-takeover devices.
•JPMIM considers social or environmental issues on a case-by-case basis, keeping in mind at all times the best long-term/economic interests of its clients.
The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:
•JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent; or (f) are CEOs of publicly-traded companies who serve on more than three public boards or serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights. Votes generally will be withheld from Board chair, lead independent directors, or government committee chairs of publicly traded companies where employees have departed for significant violation of code of conduct without claw back of compensation.
•JPMIM votes proposals to classify boards on a case-by-case basis, but normally will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).
•JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
•JPMIM votes against proposals for a super-majority vote to approve a merger.
•JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.
•JPMIM considers vote proposals with respect to compensation plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies. Other matters included in the analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.
•JPMIM also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.
•JPMIM generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, JPMIM votes on a case by case basis.
•JPMIM supports board refreshment, independence, and a diverse skill set for directors. As a matter of principle, we expect our investee companies to be committed to diversity and inclusiveness in their general recruitment policies as we believe such diversity contributes to the effectiveness of boards. JPMIM will utilize its voting power to bring about change where Boards are lagging in gender and racial and/or ethnic diversity.
•JPMIM generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, JPMIM supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.
•In evaluating how to vote environmental proposals, key considerations may include but are not limited to issuer considerations such as asset profile of the company, including whether it is exposed to potentially secularly potentially declining demand for the company’s products or services due to environmental considerations; cash deployments; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. JPMIM may also consider whether peers have received similar proposals and if so, were the responses transparent and insightful; would adoption of the proposal inform and educate shareholders; and have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.
•JPMIM votes against the chair of the committee responsible for providing oversight of environmental matters and/or risk where JPMIM believes the company is lagging peers in terms of disclosure, business practices or targets. JPMIM also votes against committee members, lead independent director and/or board chair for companies that have lagged over several years.
•With regard to social issues, among other factors, JPMIM considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
•JPMIM reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.

NATIONWIDE FUND ADVISORS
GENERAL
The Board of Trustees of Nationwide Mutual Funds and Nationwide Variable Insurance Trust (the “Funds”) has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund’s investment adviser or subadviser, some of which advisers and subadvisers use an independent service provider, as described below.
Nationwide Fund Advisors (“NFA” or the “Adviser”), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as “Clients”).
Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that, where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.
The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
The proxy voting records of the Funds are available to shareholders on the Trust’s website, https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/, and the SEC’s EDGAR database on its website, sec.gov.
HOW PROXIES ARE VOTED
NFA has delegated to Institutional Shareholder Services Inc. (“ISS”), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA, subject to oversight by NFA’s “Proxy Voting Committee.” ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The NFA Proxy Voting Committee has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.
Specifically, ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. ISS also provides NFA with any additional solicitation materials filed by an issuer in response to any ISS recommendation. NFA’s Proxy Voting Committee evaluates any such additional information provided by ISS and uses its best judgement in voting proxies on behalf of Client Accounts. NFA’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NFA; and (ii) NFA’s Proxy Voting Committee will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.
CONFLICTS OF INTEREST
NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.
The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA’s affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported by the NFA Proxy Voting Committee to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.
CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
NFA shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall the securities on loan for the purpose of voting the securities -- except, in regard to a sub-advised Fund, for those proxy votes that a subadviser (retained to manage the sub-advised Fund and overseen by NFA) has determined could materially affect the security on loan. The Firm will seek to have the appropriate Subadviser(s) vote those proxies relating to securities on loan that are held by a Sub-advised Nationwide Fund that the Subadviser(s) has determined could materially affect the security on loan.
DELEGATION OF PROXY VOTING TO SUBADVISERS TO FUNDS
For any Fund, or portion of a Fund that is directly managed by a subadviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that subadviser. Each subadviser has provided its proxy voting policies to NFA for review and these proxy voting policies are described elsewhere in this Appendix B. Each subadviser is required to represent quarterly to NFA that (1) all proxies of the Fund(s) managed by the subadviser were voted in accordance with the subadviser’s proxy voting policies as provided to NFA; (2) there have been no material changes to the subadviser’s proxy voting policies; and (3) all proxies voted by the subadviser were cast as intended.
ISS’ 2020 U.S. Proxy Voting Concise Guidelines
BOARD OF DIRECTORS
Voting on Director Nominees in Uncontested Elections
General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):
Independence
Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:
•Independent directors comprise 50 percent or less of the board;
•The non-independent director serves on the audit, compensation, or nominating committee;
•The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
•The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
•Medical issues/illness;
•Family emergencies; and
•Missing only one meeting (when the total of all meetings is three or fewer).
In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
Overboarded Directors: Generally vote against or withhold from individual directors who:
•Sit on more than five public company boards; or
•Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards4.
Diversity:
For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. Mitigating factors include:
•Until Feb. 1, 2021, a firm commitment, as stated in the proxy statement, to appoint at least one woman to the board within a year;
•The presence of a woman on the board at the preceding annual meeting and a firm commitment to appoint at least one woman to the board within a year; or
•Other relevant factors as applicable.
Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
•The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
•Disclosed outreach efforts by the board to shareholders in the wake of the vote;
•Rationale provided in the proxy statement for the level of implementation;
•The subject matter of the proposal;
•The level of support for and opposition to the resolution in past meetings;
•Actions taken by the board in response to the majority vote and its engagement with shareholders;
•The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
•Other factors as appropriate.
•The board failed to act on takeover offers where the majority of shares are tendered;
•At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:
•The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
•The company's response, including:
•Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
•Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
•Disclosure of specific and meaningful actions taken to address shareholders' concerns;
•Other recent compensation actions taken by the company;
•Whether the issues raised are recurring or isolated;
•The company's ownership structure; and
•Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
•The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
Problematic Takeover Defenses/Governance Structure
Poison Pills: Vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:
•The company has a poison pill that was not approved by shareholders5. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).
•The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
•A classified board structure;
•A supermajority vote requirement;
•Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
•The inability of shareholders to call special meetings;
•The inability of shareholders to act by written consent;
•A multi-class capital structure; and/or
•A non-shareholder-approved poison pill.
Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
•The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
•Disclosure by the company of any significant engagement with shareholders regarding the amendment;
•The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;

•The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
•The company's ownership structure;
•The company's existing governance provisions;
•The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
•Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case- by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:
•Classified the board;
•Adopted supermajority vote requirements to amend the bylaws or charter; or
•Eliminated shareholders' ability to amend bylaws.
Problematic Capital Structure - Newly Public Companies: For newly public companies6, generally vote against or withhold from the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset. In assessing the reasonableness of a time-based sunset provision, consideration will be given to the company’s lifespan, its post-IPO ownership structure and the board’s disclosed rationale for the sunset period selected. No sunset period of more than seven years from the date of the IPO will be considered to be reasonable.
Continue to vote against or withhold from incumbent directors in subsequent years, unless the problematic capital structure is reversed or removed.
• Problematic Governance Structure - Newly Public Companies : For newly public companies 6 , generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights: Supermajority vote requirements to amend the bylaws or charter;
•A classified board structure; or
•Other egregious provisions.
A reasonable sunset provision will be considered a mitigating factor.
Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
•The presence of a shareholder proposal addressing the same issue on the same ballot;
•The board's rationale for seeking ratification;
•Disclosure of actions to be taken by the board should the ratification proposal fail;
•Disclosure of shareholder engagement regarding the board’s ratification request;
•The level of impairment to shareholders' rights caused by the existing provision;
•The history of management and shareholder proposals on the provision at the company’s past meetings;
•Whether the current provision was adopted in response to the shareholder proposal;
•The company's ownership structure; and
•Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
•The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.
Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders' rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
•The non-audit fees paid to the auditor are excessive;
•The company receives an adverse opinion on the company’s financial statements from its auditor; or
•There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote case-by-case on members of the Audit Committee and potentially the full board if:
•Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
•There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
•The company maintains significant problematic pay practices; or
•The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
•The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
•The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e., two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.
Problematic Pledging of Company Stock:
Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
•The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

•The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
•Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
•Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
•Any other relevant factors.
Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
•Material failures of governance, stewardship, risk oversight7, or fiduciary responsibilities at the company;
•Failure to replace management as appropriate; or
•Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
Proxy Contests/Proxy Access— Voting for Director Nominees in Contested Elections
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
•Long-term financial performance of the company relative to its industry;
•Management’s track record;
•Background to the contested election;
•Nominee qualifications and any compensatory arrangements;
•Strategic plan of dissident slate and quality of the critique against management;
•Likelihood that the proposed goals and objectives can be achieved (both slates); and
•Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
Independent Board Chair
General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:
•The scope and rationale of the proposal;
•The company's current board leadership structure;
•The company's governance structure and practices;
•Company performance; and
•Any other relevant factors that may be applicable.
The following factors will increase the likelihood of a “for” recommendation:
•A majority non-independent board and/or the presence of non-independent directors on key board committees;
•A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;

•The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
•Evidence that the board has failed to oversee and address material risks facing the company;
•A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
•Evidence that the board has failed to intervene when management’s interests are contrary to shareholders' interests.
Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
• Ownership threshold : maximum requirement not more than three percent (3%) of the voting power;
• Ownership duration : maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
• Aggregation : minimal or no limits on the number of shareholders permitted to form a nominating group;
• Cap : cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access.
Generally vote against proposals that are more restrictive than these guidelines.
SHAREHOLDER RIGHTS & DEFENSES
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.
In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:
•The presence of a shareholder proposal addressing the same issue on the same ballot;
•The board's rationale for seeking ratification;
•Disclosure of actions to be taken by the board should the ratification proposal fail;
•Disclosure of shareholder engagement regarding the board’s ratification request;
•The level of impairment to shareholders' rights caused by the existing provision;
•The history of management and shareholder proposals on the provision at the company’s past meetings;
•Whether the current provision was adopted in response to the shareholder proposal;
•The company's ownership structure; and
•Previous use of ratification proposals to exclude shareholder proposals.
CAPITAL/RESTRUCTURING
Common Stock Authorization
General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•Past Board Performance:
•The company's use of authorized shares during the last three years;
•The Current Request:
•Disclosure in the proxy statement of the specific purposes of the proposed increase;
•Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
•The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.
ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):
•Most companies: 100 percent of existing authorized shares.
•Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
•Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
•Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.
If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.
Share Repurchase Programs
General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:
•Greenmail,
•The use of buybacks to inappropriately manipulate incentive compensation metrics,
•Threats to the company's long-term viability, or
•Other company-specific factors as warranted.
Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.
Share Repurchase Programs Shareholder Proposals
General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
•Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
•Management's efforts to pursue other alternatives;
•Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
•Conflict of interest - arm's length transaction, managerial incentives.
Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
•Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
•Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
•Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
COMPENSATION
Executive Pay Evaluation
•Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
•Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
•Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
•Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
•Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
•Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
•There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
•The company maintains significant problematic pay practices;
•The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
•There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
•The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
•The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
•The situation is egregious.
Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices8, this analysis considers the following:
1. Peer Group9 Alignment:
•The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
•The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
•The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.
2. Absolute Alignment10 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years– i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
•The ratio of performance- to time-based incentive awards;
•The overall ratio of performance-based compensation to fixed or discretionary pay;
•The rigor of performance goals;
•The complexity and risks around pay program design;
•The transparency and clarity of disclosure;
•The company's peer group benchmarking practices;
•Financial/operational results, both absolute and relative to peers;
•Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
•Realizable pay11 compared to grant pay; and
•Any other factors deemed relevant.

Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•Problematic practices related to non-performance-based compensation elements;
•Incentives that may motivate excessive risk-taking or present a windfall risk; and
•Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•Extraordinary perquisites or tax gross-ups;
•New or materially amended agreements that provide for:
•Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
•CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
•CIC excise tax gross-up entitlements (including “modified” gross-ups);
•Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
•Liberal CIC definition combined with any single-trigger CIC benefits;
•Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
•Any other provision or practice deemed to be egregious and present a significant risk to investors.
Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
•Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
•Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
•Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
•Disclosure of specific and meaningful actions taken to address shareholders' concerns;
•Other recent compensation actions taken by the company;
•Whether the issues raised are recurring or isolated;
•The company's ownership structure; and
•Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans12 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:
• Plan Cost : The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
•SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
•SVT based only on new shares requested plus shares remaining for future grants.
Plan Features:
•Quality of disclosure around vesting upon a change in control (CIC);
•Discretionary vesting authority;
•Liberal share recycling on various award types;
•Lack of minimum vesting period for grants made under the plan;
•Dividends payable prior to award vesting.
Grant Practices:
•The company’s three-year burn rate relative to its industry/market cap peers;
•Vesting requirements in CEO’s recent equity grants (3-year look-back);
•The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
•The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
•Whether the company maintains a sufficient claw-back policy;
•Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors (“overriding factors”) apply:
•Awards may vest in connection with a liberal change-of-control definition;
•The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it– for NYSE and Nasdaq listed companies– or by not prohibiting it when the company has a history of repricing– for non-listed companies);
•The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
•The plan is excessively dilutive to shareholders’ holdings;
•The plan contains an evergreen (automatic share replenishment) feature; or
•Any other plan features are determined to have a significant negative impact on shareholder interests.
SOCIAL AND ENVIRONMENTAL ISSUES
Global Approach
Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.
General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
•If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

•The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•Whether there are significant controversies, fines, penalties, or litigation associated with the company's environmental or social practices;
•If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
•If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:
•Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
•The company's level of disclosure compared to industry peers; and
•Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
•The company's level of disclosure is comparable to that of industry peers; and
•There are no significant controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•Whether the company provides disclosure of year-over-year GHG emissions performance data;
•Whether company disclosure lags behind industry peers;
•The company's actual GHG emissions performance;
•The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
•Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.
Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
•The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
•The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:
•The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
•The level of gender and racial minority representation that exists at the company’s industry peers;
•The company’s established process for addressing gender and racial minority board representation;
•Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
•The independence of the company’s nominating committee;
•Whether the company uses an outside search firm to identify potential director nominees; and

•Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Gender, Race, or Ethnicity Pay Gap
General Recommendation: Generally vote case-by-case on requests for reports on a company's pay data by gender, race, or ethnicity, or a report on a company’s policies and goals to reduce any gender, race, or ethnicity pay gap, taking into account:
•The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
•Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues; and
•Whether the company's reporting regarding gender, race, or ethnicity pay gap policies or initiatives is lagging its peers.
Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
•The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
•The company’s current disclosure of relevant lobbying policies, and management and board oversight;
•The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
•Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.
Political Contributions
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
•The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
•The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
•Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.
Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
FOOTNOTES
1  A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
2  In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
3  New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

4  Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
5  Public shareholders only, approval prior to a company’s becoming public is insufficient.
6  Newly-public companies generally include companies that emerge from bankruptcy, spin-offs, direct listings, and those who complete a traditional initial public offering.
7  Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.
8  The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
9  The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
10  Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
11  ISS research reports include realizable pay for S&P1500 companies.
12  Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

Appendix C
Portfolio Managers
INVESTMENTS IN EACH FUND
Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of November 30, 2020(1)
J.P. Morgan Investment Management Inc.
Hamilton Reiner
NVIT S&P 500® 1-Year Buffer Fund Jan
NVIT S&P 500® 1-Year Buffer Fund Feb
NVIT S&P 500® 1-Year Buffer Fund Mar
NVIT S&P 500® 1-Year Buffer Fund Apr
NVIT S&P 500® 1-Year Buffer Fund May
NVIT S&P 500® 1-Year Buffer Fund June
NVIT S&P 500® 1-Year Buffer Fund July
NVIT S&P 500® 1-Year Buffer Fund Aug
NVIT S&P 500® 1-Year Buffer Fund Sept
NVIT S&P 500® 1-Year Buffer Fund Oct
NVIT S&P 500® 1-Year Buffer Fund Nov
NVIT S&P 500® 1-Year Buffer Fund Dec
NVIT S&P 500® 5-Year Buffer Fund Q1
NVIT S&P 500® 5-Year Buffer Fund Q2
NVIT S&P 500® 5-Year Buffer Fund Q3
NVIT S&P 500® 5-Year Buffer Fund Q4
None None None None None None None None None None None None None None None None
1  This column reflects investments in a variable insurance contract, owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934), that has been allocated to subaccounts that have purchased shares of the Funds. A portfolio manager is presumed to be the beneficial owner of subaccount securities that are held by his or her immediate family members that share the same household as the portfolio manager.
DESCRIPTION OF COMPENSATION STRUCTURE
J.P. Morgan Investment Management Inc. (“JPMorgan”)
JPMorgan’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives.  This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
In determining portfolio manager compensation, JPMorgan uses a balanced discretionary approach to assess performance against four broad categories: (1) business results; (2) risk and control; (3) customers and clients; and (4) people and leadership.
These performance categories consider short-, medium- and long-term goals that drive sustained value for clients, while accounting for risk and control objectives. Specifically, portfolio manager performance is evaluated against various factors including the following: (1) blended pre-tax investment performance relative to competitive indices, generally weighted more to the long-term; (2) individual contribution relative to the client’s risk/return objectives; and (3) adherence with JPMorgan’s compliance, risk and regulatory procedures.
Feedback from JPMorgan’s risk and control professionals is considered in assessing performance.
JPMorgan maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time. Long-term awards comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

Long-term awards are generally in the form of time-vested JPMC Restricted Stock Units (“RSUs”). However, portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s Mandatory Investor Plan (“MIP”). The MIP provides for a rate of return equal to that of the Fund(s) that the portfolio managers manage, thereby aligning portfolio manager’s pay with that of their client’s experience/return.  100% of the portfolio manager’s long-term incentive compensation is eligible for MIP with 50% allocated to the specific Fund(s) they manage, as determined by their respective manager. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other Funds available in the plan or can take the form of RSUs.
OTHER MANAGED ACCOUNTS
The following chart summarizes information regarding accounts, including the Fund(s), for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.
Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of November 30, 2020)
J.P. Morgan Investment Management Inc.
Hamilton Reiner	Mutual Funds: 4 accounts, $14.7 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $14 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
POTENTIAL CONFLICTS OF INTEREST
J.P. Morgan Investment Management Inc. (“JPMorgan”)
The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMorgan’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.
JPMorgan and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. JPMorgan, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is JPMorgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of JPMorgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.
JPMorgan, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or JPMorgan Chase. JPMorgan and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or JPMorgan Chase or its clients.

JPMorgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JPMorgan and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan or its affiliates could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts, or the Similar Accounts are investment options in JPMorgan’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMorgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JPMorgan’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JPMorgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JPMorgan or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMorgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.
The goal of JPMorgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMorgan and its affiliates have policies and procedures that seek to manage conflicts. JPMorgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JPMorgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s and its affiliates’ duty of best execution for their clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMorgan and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

PART C
OTHER INFORMATION
ITEM 28. EXHIBITS
(a)
Second Amended and Restated Agreement and Declaration of Trust, dated as of June 17, 2009 (the “Amended
Declaration”), of the Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or
“NVIT”), previously filed as Exhibit EX-23.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(b)
Third Amended and Restated Bylaws, dated as of August 28, 2020 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(c)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Articles II and VII of the
Amended Bylaws, incorporated by reference to Exhibits (a) and (b), respectively, define the rights of holders of shares.

(d)	Investment Advisory Agreements
(1)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”), dated May 1, 2007, previously filed as Exhibit EX-99.d.1 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(a)
Exhibit A to the Investment Advisory Agreement, amended May 1, 2018, previously filed as Exhibit
EX-28.d.1.a with the Trust’s registration statement on May 23, 2018, is hereby incorporated by reference.

(2)
Investment Advisory Agreement among the Trust and NFA, dated October 16, 2017, previously filed as Exhibit
EX-28.d.2 with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

		(a)	Exhibit A to the Investment Advisory Agreement, amended March 10, 2021, is filed herewith as Exhibit EX-28.d.2.a.
	(3)	Subadvisory Agreements
(a)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment
Management Company, effective May 1, 2007, as amended and restated April 2, 2009, previously filed as
Exhibit EX-23.d.2.d with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

			(i)	Exhibit A to the Subadvisory Agreement, amended March 9, 2017, previously filed as Exhibit EX-28.d.2.a.i with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.
(b)
Amended Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC,
dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.2.g with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(i)
Exhibit A to the Amended Subadvisory Agreement, amended January 10, 2017, previously filed as
Exhibit EX-28.d.2.d.i with the Trust’s registration statement on February 3, 2017, is hereby incorporated by reference.

(c)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Investment Advisers LLC (formerly,
Neuberger Berman Management LLC), dated May 4, 2009, previously filed as Exhibit EX-23.d.2.o with the
Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

			(i)	Exhibit A to the Subadvisory Agreement, amended July 2, 2012, previously filed as Exhibit EX-28.d.2.i.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.
(d)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Investment Advisers LLC (formerly,
Neuberger Berman Fixed Income LLC), dated May 4, 2009, previously filed as Exhibit EX-23.d.2.p with the
Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(i)
Amendment to the Subadvisory Agreement, dated September 9, 2013, previously filed as Exhibit
EX-28.d.2.h.i with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(e)
Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc., dated March 24, 2008, previously filed as Exhibit EX-23.d.2.s with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(i)
Exhibit A to the Subadvisory Agreement, amended January 1, 2020, previously filed as Exhibit
EX-28.3.g.i with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(f)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., dated
March 11, 2010, previously filed as Exhibit EX-28.d.2.q with the Trust’s registration statement on April 23,
2010, is hereby incorporated by reference.

	(i)	Exhibit A to the Subadvisory Agreement, amended June 19, 2019, previously filed as Exhibit EX-28.d.3.h.i with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.
(g)
Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC, dated March 24,
2008, previously filed as Exhibit EX-23.d.2.x with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

	(i)	Exhibit A to the Subadvisory Agreement, amended June 14, 2017, previously filed as Exhibit EX-28.d.2.k.i. with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.
(h)
Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, dated March 24,
2008, previously filed as Exhibit EX-23.d.2.aa with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(i)
Exhibit A to the Subadvisory Agreement, amended September 19, 2017, previously filed as Exhibit
EX-28.d.3.l.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(i)
Subadvisory Agreement among the Trust, NFA and Mellon Investments Corporation (formerly, BNY Mellon
Asset Management North America Corporation), dated June 25, 2010, previously filed as Exhibit
EX-28.d.2.dd with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(i)
Exhibit A to the Subadvisory Agreement, amended July 1, 2017, previously filed as Exhibit
EX-28.d.3.p.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(j)
Subadvisory Agreement among the Trust, NFA and Dimensional Fund Advisors LP, dated January 10, 2012, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 20, 2012, is hereby incorporated by reference.

(k)
Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, dated June 17, 2013, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(i)
Exhibit A to the Subadvisory Agreement, effective December 10, 2015, previously filed as Exhibit
EX-16.6.b.xxiv.1 with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(l)
Subadvisory Agreement among the Trust, NFA and WEDGE Capital Management L.L.P., dated December 12,
2013, previously filed as Exhibit EX-28.d.2.bb with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(m)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated September 3,
2014, previously filed as Exhibit EX-28.2.aa with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(i)
Exhibits A and B to the Subadvisory Agreement, amended May 1, 2015, previously filed as Exhibit
EX-28.2.bb.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(n)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated
December 10, 2015, previously filed as Exhibit EX-16.6.b.xxvii with the Trust’s registration statement on
Form N-14 on December 22, 2015, is hereby incorporated by reference.

(o)
Subadvisory Agreement among the Trust, NFA and Standard Life Investments (Corporate Funds) Limited),
dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxx with the Trust’s registration statement on
Form N-14 on December 22, 2015, is hereby incorporated by reference.

(p)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated January 1,
2008, previously filed as Exhibit EX-23.d.2.v with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

	(i)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.2.k.i with the Trust’s registration statement on January 17, 2014, is hereby incorporated by reference.
(q)
Subadvisory Agreement among the Trust, NFA and DoubleLine Capital LP, dated October 16, 2017, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(r)
Subadvisory Agreement among the Trust, NFA and AQR Capital Management, LLC, dated November 13,
2017, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(s)
Subadvisory Agreement among the Trust, NFA and Mellon Investments Corporation (formerly, BNY Mellon
Asset Management North America Corporation), dated July 13, 2018, previously filed as Exhibit
EX-28.d.3.bb with the Trust’s registration statement on July 19, 2018, is hereby incorporated by reference.

	(i)	Amendment to the Subadvisory Agreement, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.t.ii with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.
(t)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated July 2,
2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(u)
Subadvisory Agreement among the Trust, NFA and Allianz Global Investors U.S. LLC, dated October 8,
2018, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, NFA and WCM Investment Management, LLC, dated October 8,
2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

	(i)	Exhibit A to the Subadvisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.3.bb.i with the Trust’s registration statement on October 4, 2019.
(w)
Subadvisory Agreement among the Trust, NFA and Amundi Pioneer Institutional Asset Management, Inc.,
dated January 14, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on
January 7, 2019, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., dated May 24, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(y)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P., dated June 13,
2019, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(z)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management Inc., dated June 13,
2019, previously filed as Exhibit EX-28.d.3.ff with the Trust’s registration statement on July 26, 2019, is hereby incorporated by reference.

	(i)	Amendment to Subadvisory Agreement, dated March 10, 2021, is filed herewith as Exhibit EX-28.d.3.z.i.

(aa)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated
September 13, 2019, previously filed as Exhibit EX-28.d.3.gg with the Trust’s registration statement on
October 4, 2019, is hereby incorporated by reference.

(i)
Exhibit A to the Subadvisory Agreement, amended December 5, 2019, previously filed as Exhibit
EX-28.d.3.ee.1 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(bb)
Subadvisory Agreement among the Trust, NFA and Columbia Management Investment Advisers, LLC, dated
March 12, 2020, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on April 16,
2020, is hereby incorporated by reference.

(cc)
Subadvisory Agreement among the Trust, NFA and Newton Investment Management Limited, dated
March 12, 2020, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on April 16,
2020, is hereby incorporated by reference.

(dd)
Subadvisory Agreement among the Trust, NFA and Dreyfus Cash Investment Strategies, a division of BNY
Mellon Investment Adviser, Inc., dated March 12, 2020, previously filed as Exhibit EX-28.d.3.ee with the
Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(e)	(1)
Underwriting Agreement between the Trust and Nationwide Fund Distributors, LLC (“NFD”), dated May 1, 2007, previously filed as Exhibit EX-99.e with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

		(a)	Schedule A to the Underwriting Agreement, amended March 10, 2021, is filed herewith as Exhibit EX-28.e.1.a.
(f)	Not applicable.
(g)	(1)
Global Custody Agreement between the Trust and JPMorgan Chase National Association (formerly, JPMorgan
Chase Bank), dated April 4, 2003, previously filed as Exhibit EX-23.g.2 with the Trust’s registration statement on
April 28, 2003, is hereby incorporated by reference.

		(a)	Waiver to Global Custody Agreement, dated May 2, 2005, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.
(b)
Rider to Global Custody Agreement Cash Trade Execution Product, previously filed as Exhibit EX-23.g.1.d with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

		(c)	Concentration Accounts Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.
(d)
Amendment to Global Custody Agreement, dated December 2, 2009, previously filed as Exhibit EX-16.9.a.iv with the Trust’s registration statement on Form N-1A on October 28, 2020, is hereby incorporated by reference.

		(e)	Amendment to Global Custody Agreement, dated March 8, 2012, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.
(f)
Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-16.9.a.iii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

		(g)	Amendment to Global Custody Agreement, dated May 8, 2020, previously filed as Exhibit EX-28.g.1.n with the Trust’s registration statement on July 2, 2020, is hereby incorporated by reference.
(h)	(1)
Joint Fund Administration and Transfer Agency Agreement between the Trust, Nationwide Mutual Funds and
Nationwide Fund Management LLC (“NFM”), dated May 1, 2010, previously filed as Exhibit EX-28.h.1 with the
Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

	(2)	Administrative Services Plan, dated May 1, 2007, amended March 10, 2021, is filed herewith as Exhibit EX-28.h.2.
(3)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2007, previously filed as Exhibit
EX-23.h.3 with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(a)
Amendment to the Expense Limitation Agreement, dated December 11, 2012, previously filed as Exhibit
EX-28.h.3.b with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(b)
Amendment to the Expense Limitation Agreement, dated May 1, 2017, previously filed as Exhibit
EX-28.h.3.b with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(c)
Amendment to the Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit
EX-28.h.3.c with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

	(d)	Exhibit A to the Expense Limitation Agreement, amended March 10, 2021, is filed herewith as Exhibit EX-28.h.3.d.
(4)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated May 2,
2005, assigning NVIT-MA’s title, rights, interests, benefits and privileges in and to certain contracts in the
Agreement, previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(5)
Fund Participation Agreement among NFM, Nationwide Financial Services, Inc. (“NFS”), American Funds
Insurance Series and Capital Research and Management Company, dated May 1, 2007, previously filed as Exhibit
EX-23.h.6 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(6)
Master-Feeder Services Agreement between the Trust and NFM, dated May 1, 2007, for the American Funds NVIT
Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund,
American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder
Funds”), previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(7)
Fee Waiver Agreement between the Trust and NFM, dated May 1, 2018, relating to the Feeder Funds, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(8)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the NVIT CardinalSM
Aggressive Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Capital Appreciation Fund,
NVIT CardinalSM Moderate Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Moderately Conservative
Fund and NVIT CardinalSM Conservative Fund, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(9)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the Neuberger Berman
NVIT Socially Responsible Fund, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on
January 16, 2020, is hereby incorporated by reference.

(10)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the American Century
NVIT Multi Cap Value Fund, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on
January 16, 2020, is hereby incorporated by reference.

(11)
Fund of Funds Participation Agreement among the Trust, on behalf of the NVIT DFA Capital Appreciation Fund and the NVIT DFA Moderate Fund, NFA, DFA Investment Dimensions Group Inc., and Dimensional Fund Advisors
LP, dated January 7, 2013, previously filed as Exhibit EX-23.h.18 with the Trust’s registration statement on
February 11, 2013, is hereby incorporated by reference.

(12)
Fund Participation Agreement among NFA, NFD, and NFS, dated May 2, 2005, previously filed as Exhibit
EX-28.h.22 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(i)
Form of Amendment to the Fund Participation Agreement by and among NFA, NFD, and NFS, dated May 1,
2013, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.22.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(13)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the NVIT CardinalSM
Managed Growth Fund and NVIT CardinalSM Managed Growth & Income Fund, previously filed as Exhibit
EX-28.h.13 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(14)
Participation Agreement among the Trust, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares U.S. ETF
Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., relating to certain series of the Trust, dated
September 10, 2014, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on February 12,
2015, is hereby incorporated by reference.

(15)
Fund of Funds Participation Agreement among the Trust, NFA, WisdomTree Trust and WisdomTree Asset
Management, Inc., dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit
EX-28.h.25 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(16)
Purchasing Fund Agreement among the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-
Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed
Exchange-Traded Fund Trust, relating to certain series of the Trust, dated September 10, 2014, previously filed as
Exhibit EX-28.h.26 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(17)
Investing Fund Agreement between the Trust and Market Vectors EFT Trust, dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on
February 12, 2015, is hereby incorporated by reference.

(18)
12(d)(1) Investing Agreement between the Trust and Vanguard Trusts, dated October 31, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.28 with the Trust’s registration statement on February 12,
2015, is hereby incorporated by reference.

(19)
Investing Fund Agreement between the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund
II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund
V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded
AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(20)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2017, relating to the BlackRock NVIT
Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on
April 19, 2017, is hereby incorporated by reference.

(a)
Amendment to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.21.a with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(21)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the BlackRock NVIT Managed
Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on
January 16, 2020, is hereby incorporated by reference.

(22)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the BlackRock NVIT
Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on
January 16, 2020, is hereby incorporated by reference.

(23)
Form of Fund of Funds Participation Agreement among the Trust, on behalf of the BlackRock NVIT Managed
Global Allocation Fund, NFA, BlackRock Variable Series Funds, Inc., on behalf of certain series of its trust, and
BlackRock Advisors, LLC, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on
April 28, 2015, is hereby incorporated by reference.

(24)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT CardinalSM
Aggressive Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Capital Appreciation Fund,
NVIT CardinalSM Moderate Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Moderately Conservative
Fund and NVIT CardinalSM Conservative Fund, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(25)
Administrative Services Fee Waiver Agreement between the Trust and NFS, dated May 1, 2020, relating to the
NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(26)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(27)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the DoubleLine NVIT
Total Return Tactical Fund, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on
January 16, 2020, is hereby incorporated by reference.

(28)
Amended and Restated Fee Waiver Agreement, effective September 16, 2020, relating to the NVIT AllianzGI
International Growth Fund, NVIT Mellon Dynamic U.S. Core Fund, NVIT Emerging Markets Fund, NVIT
Government Bond Fund, NVIT International Equity Fund, NVIT Multi-Manager International Value Fund, NVIT
Wells Fargo Discovery Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Company,
NVIT Real Estate Fund, and NVIT Newton Sustainable U.S. Equity Fund, previously filed as Exhibit EX-16.13.bb with the Trust’s registration statement on Form N-14 on September 29, 2020, is hereby incorporated by reference.

(29)
Fee Waiver Agreement between the Trust and NFA, dated July 1, 2020, relating to the NVIT Government Money
Market Fund, previously filed as Exhibit EX-28.h.30 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(30)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated March 18, 2020, relating to the NVIT Government
Money Market Fund, previously filed as Exhibit EX-28.h.31 with the Trust’s registration statement on April 16,
2020, is hereby incorporated by reference.

(31)
Investment Advisory Fee Waiver Agreement between the Trust and NFA, dated March 18, 2020, relating to the
NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.32 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(32)
Fee Waiver Agreement between the Trust and NFA, effective November 1, 2020, relating to the NVIT Mellon
Dynamic U.S. Equity Income Fund, previously filed as Exhibit EX-16.13.ff with the Trust’s registration statement on Form N-14 on November 4, 2020, is hereby incorporated by reference.

	(33)	Temporary Fee Waiver Agreement between the Trust and NFA, effective July 23, 2020, relating to the NVIT Emerging Markets Fund, is filed herewith as Exhibit EX-28.h.33.
(i)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, is filed herewith as Exhibit EX-28.i.
(j)	Not applicable.
(k)	Not applicable.
(l)	Not applicable.
(m)	Distribution Plan under Rule 12b-1, dated May 1, 2007, as amended March 10, 2021, is filed herewith as Exhibit EX-28.m.
(n)	Rule 18f-3 Plan, dated May 1, 2007, as amended March 10, 2021, is filed herewith as Exhibit EX-28.n.
(o)	Not applicable.
(p)	(1)	Code of Ethics for NFA and the Trust, amended March 12, 2018, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.
	(2)	Code of Ethics for NFD, dated January 1, 2014, previously filed as Exhibit EX-28.p.2 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.
(3)
Code of Ethics for Access Persons for Federated Hermes, Inc. (formerly, Federated Investors, Inc.), dated
January 31, 2020, previously filed as Exhibit EX-28.p.3 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(4)
Code of Ethics for JPMorgan Asset Management (“JPMAM”), revised December 13, 2019, previously filed as
Exhibit EX-28.p.4 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(5)
Code of Business Conduct and Ethics for BlackRock, Inc. (and its subsidiaries), dated February 26, 2019, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(a)
Global Personal Trading Policy for BlackRock, Inc. (and its subsidiaries), dated November 23, 2018, previously filed as Exhibit EX-28.p.5.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(6)
Code of Ethics for Neuberger Berman Investment Advisers LLC, dated January 2019, previously filed as Exhibit
EX-28.p.6 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(7)
Code of Ethics for American Century Investment Management, Inc., revised April 2, 2020, previously filed as
Exhibit EX-28.p.7 with the Trust’s registration statement on May 5, 2020, is hereby incorporated by reference.

(8)
Code of Ethics for Capital Research and Management Company, dated April 2020, previously filed as Exhibit
EX-28.p.8 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(9)
Code of Ethics for Wells Capital Management Inc., dated January 2, 2020, previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(10)
Code of Ethics and Personal Trading Policy for Nationwide Asset Management, LLC, dated February 2019, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(11)
Code of Ethics for Thompson, Siegel & Walmsley LLC, dated December 5, 2016, previously filed as Exhibit
EX-28.p.15 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(12)
Code of Ethics for Wellington Management Company, LLP, dated April 30, 2017, previously filed as Exhibit
EX-28.p.14 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(13)
Personal Investments and Insider Trading Policy for Franklin Resources, Inc. (and all of its subsidiaries), revised
December 31, 2018, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 18,
2019, is hereby incorporated by reference.

(14)
Code of Conduct for Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America
Corporation), dated as of June 2019, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(a)
Personal Securities Trading Policy for Mellon Investments Corporation, dated January 15, 2019, previously filed as Exhibit EX-28.p.14.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(15)
Code of Ethics Policy for MFS Investment Management, dated February 1, 2019, previously filed as Exhibit
EX-28.p.15 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(16)
Standard of Conduct and Code of Ethics for Dimensional Fund Advisors LP, effective January 1, 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(17)
Code of Ethics and Personal Investment Policy for Lazard Asset Management LLC, dated September 2018, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(18)
Personnel Handbook—Code of Ethics Portion for WEDGE Capital Management L.L.P., revised February 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(19)
Code of Ethics for Jacobs Levy Equity Management, Inc., revised January 2016, previously filed as Exhibit
EX-28.p.27 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(20)
Global Code of Conduct for Aberdeen Standard Investments, dated January 1, 2020, previously filed as Exhibit
EX-28.p.20 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(21)	Code of Ethics for DoubleLine Capital LP, dated January 1, 2020, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.
(a)
Proxy Voting, Corporate Actions and Class Actions for DoubleLine Capital LP, dated August 2015, previously filed as Exhibit EX-28.p.21.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(22)
Code of Ethics for AQR Capital Management, LLC, amended April 2019, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

	(23)
Code of Ethics for Amundi Pioneer Institutional Asset Management, Inc., revised September 6, 2019, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

	(24)
Code of Business Conduct and Code of Ethics for Allianz Global Investors U.S. LLC, amended June 26, 2020, previously filed as Exhibit EX-28.p.24 with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

	(25)
Code of Ethics and Personal Trading Policy for Invesco Advisers, Inc., dated April 2020, previously filed as Exhibit
EX-28.p.25 with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

	(26)
Code of Ethics for WCM Investment Management, LLC, adopted January 1, 2019, previously filed as Exhibit
EX-28.p.29 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

	(27)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated August 29, 2019, previously filed as Exhibit
EX-28.p.27 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

	(28)
Global Personal Account Dealing and Code of Ethics for Columbia Threadneedle Investments, an affiliate of
Columbia Management Investment Advisers, LLC, dated December 2018, previously filed as Exhibit EX-28.p.28 with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference.

	(29)
Code of Conduct for Newton Investment Management Limited, an affiliate of Mellon Investments Corporation, dated November 2019, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on
February 20, 2020, is hereby incorporated by reference.

(q)	(1)
Power of Attorney with respect to the Trust for Barbara I. Jacobs, dated June 14, 2017, previously filed as Exhibit
EX-28.q.2 with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

	(2)
Power of Attorney with respect to the Trust for Paula H.J. Cholmondeley, dated June 14, 2017, previously filed as
Exhibit EX-28.q.3 with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

	(3)
Power of Attorney with respect to the Trust for Phyllis Kay Dryden, dated June 14, 2017, previously filed as Exhibit
EX-28.q.4 with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

	(4)
Power of Attorney with respect to the Trust for Douglas F. Kridler, dated June 14, 2017, previously filed as Exhibit
EX-28.q.5 with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

	(5)
Power of Attorney with respect to the Trust for Keith F. Karlawish, dated June 14, 2017, previously filed as Exhibit
EX-28.q.7 with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

	(6)
Power of Attorney with respect to the Trust for M. Diane Koken, dated March 6, 2019, previously filed as Exhibit
EX-28.q.8 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

	(7)
Power of Attorney with respect to the Trust for Carol A. Kosel, dated June 14, 2017, previously filed as Exhibit
EX-28.q.9 with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

	(8)
Power of Attorney with respect to the Trust for Michael S. Spangler, dated June 14, 2017, previously filed as Exhibit
EX-28.q.10 with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

	(9)
Power of Attorney with respect to the Trust for Lee T. Cummings, dated July 24, 2020, previously filed as Exhibit
EX-28.q.11 with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

	(10)	Power of Attorney with respect to the Trust for Lorn C. Davis, dated January 1, 2021, is filed herewith as Exhibit EX-28.q.10.
	(11)	Power of Attorney with respect to the Trust for David E. Wezdenko dated January 1, 2021, is filed herewith as Exhibit EX-28.q.11.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
No person is presently controlled by or under common control with Registrant.
ITEM 30. INDEMNIFICATION
Indemnification provisions for officers, directors and employees of the Registrant are set forth in Article VII, Section 2 of the Amended Declaration. See Item 28(a) above.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including, without limitation, Section 17(h) of the Investment Company Act of 1940 and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(4) above.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
(a)
Nationwide Fund Advisors (“NFA”), the investment adviser to the Trust, also serves as investment adviser to Nationwide Mutual Funds. To the Registrant’s knowledge, the Directors and Officers of NFA have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NFA or its affiliates.
Each of the following persons serves in the same or similar capacity with one or more affiliates of NFA. The address for the persons listed below is One Nationwide Plaza, Columbus, Ohio 43215.
Name and Address	Principal Occupation	Position with NFA	Position with Funds
John L. Carter	President and Chief Operating Officer of NFS	Director	N/A
Michael S. Spangler	President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, NFM and NFD; Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company	President and Director	President, Chief Executive Officer and Principal Executive Officer
Lee T. Cummings	Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group; Vice President of Nationwide Mutual Insurance Company	Senior Vice President	Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations
Brian E. Hirsch	Vice President of NFA and Chief Compliance officer of NFA and the Trust; Vice President of Nationwide Mutual Insurance Company	Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer
Pamela A. Biesecker	Senior Vice President and Head of Taxation of Nationwide Mutual Insurance Company	Senior Vice President and Head of Taxation	N/A

Name and Address	Principal Occupation	Position with NFA	Position with Funds
Denise L. Skingle	Senior Vice President and Chief Counsel of Nationwide Mutual Insurance Company	Senior Vice President and Secretary	N/A
Steve A. Ginnan	Senior Vice President, Director and Chief Financial Officer of NFS	Director	N/A
Thomas P. Reed	Vice President and Chief Financial Officer for Nationwide Funds Group	Vice President and Chief Financial Officer	N/A
Stephen R. Rimes	Vice President, Associate General Counsel and Secretary for Nationwide Funds Group; Vice President of Nationwide Mutual Insurance Company	Vice President, Associate General Counsel and Assistant Secretary	Secretary, Senior Vice President and General Counsel
David A. Conner	Associate Vice President and Assistant Treasurer of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Treasurer	N/A
James M. Elliot	Associate Vice President and Assistant Treasurer of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Treasurer	N/A
Sarah E. Zureich	Associate Vice President and Assistant Treasurer of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Treasurer	N/A
Timothy J. Dwyer	Vice President and Assistant Treasurer of Nationwide Mutual Insurance Company	Vice President and Assistant Treasurer	N/A
Mark E. Hartman	Associate Vice President and Assistant Secretary of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Secretary	N/A
Kathy R. Richards	Associate Vice President and Assistant Secretary of Nationwide Mutual Insurance Company	Associate Vice President and Assistant Secretary	N/A
Keith W. Hinze	Assistant Secretary of Nationwide Mutual Insurance Company	Assistant Secretary	N/A
(b)
Information for the Subadvisers
(1)
Aberdeen Standard Alternative Funds Limited (formerly, Standard Life Investments (Corporate Funds) Limited) (“Aberdeen Standard”) acts as subadviser to the NVIT Emerging Markets Fund. To the knowledge of the Registrant, the directors and officers of Aberdeen Standard have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director of officer of affiliated entities.
(2)
Allianz Global Investors U.S. LLC (“Allianz”) acts as subadviser to the NVIT AllianzGI International Growth Fund. Allianz is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of the Registrant, the directors and officers of Allianz have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(3)
American Century Investment Management, Inc. (“American Century”) acts as subadviser to the NVIT Multi-Manager Mid Cap Value Fund. Except as listed below, the directors and officers of American Century have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
Name and Position With American Century	Other Company	Position With Other Company
Charles TanSenior Vice President and Co-CIO, Global Fixed Income	Aberdeen Standard Investments	Head of North American Fixed Income
Jason GreenblathVice President	Aberdeen Standard Investments	Head of US Investment Grade Credit
Alex LepinskyVice President	Deutsche Bank	Senior Portfolio Manager and Senior Trader
(4)
Amundi Asset Management US, Inc. (“Amundi AM US”) acts as subadviser to the Amundi NVIT Multi Sector Bond Fund. The directors and officers of Amundi AM US have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities, except as noted below.
Name and Position With Amundi AM US	Other Company	Position With Other Company
Lisa Jones,CEO	The Investment Company Institute	Member– Board of Governors
	MIT Sloan Finance Group Advisory Board	Member
Ken Taubes,CIO	Kerem Shalom	Member of Finance Committee
	Suffolk University MSF Advisory Board	Board Member
Gregg Dooling,CFO	Raising a Reader Massachusetts	Member of Finance and Audit Committee
	Raising a Reader Massachusetts	Chair of Board of Trustees
(5)
AQR Capital Management, LLC (“AQR”) acts as subadviser for the NVIT AQR Large Cap Defensive Style Fund. Except as listed below, the directors and officers of AQR have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
Name and Position With AQR	Other Company	Position With Other Company
Lasse Pedersen, Principal	Copenhagen Business School Howitzvej 60, 2000 Frederiksberg, Denmark 2815 2815	Professor (2011-present)
Scott Richardson, Principal	London Business School 26 Sussex Pl Marylebone, London, UK	Professor of Accounting (2011- present)
Tobias Moskowitz, Principal	Yale University School of Management Yale University New Haven, CT 06511	Dean Takahashi Professor of Finance (2016-present)
(6)BlackRock Investment Management, LLC (“BlackRock”) acts as subadviser to the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund, NVIT Bond Index Fund, BlackRock NVIT Equity Dividend Fund, NVIT iShares Fixed Income ETF Fund and NVIT iShares Global Equity ETF Fund. The directors and officers of BlackRock have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
(7)
Columbia Management Investment Advisers, LLC (“Columbia”) acts as subadviser to the NVIT Columbia Overseas Value Fund. Except as set forth below, none of the directors or officers of Columbia are or have been, at any time during the Trust’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.
(a)
Columbia, a wholly-owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Trust and certain other clients. Information regarding the business of Columbia is set forth in the Prospectus and Statement of Additional Information of the Trust’s series that are subadvised by Columbia and is incorporated herein by reference. Information about the business of Columbia and the directors and principal executive officers of Columbia is also included in the Form ADV filed by Columbia with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which information is incorporated herein by reference. In addition to their position with Columbia, certain directors and officers of Columbia also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries.
(8)
DoubleLine Capital LP (“DoubleLine”) acts as subadviser to the DoubleLine NVIT Total Return Tactical Fund. Except as noted below, no director, officer, or partner of DoubleLine have been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
Name and Position with DoubleLine	Other Company	Position with Other Company
Jeffrey E. Gundlach, Chief Executive Officer, Chief Investment Officer	DoubleLine Funds Trust	Chairman of the Board of Trustees
Ronald R. Redell, Executive Vice President	DoubleLine Funds Trust	President, Interested Trustee
	DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, DoubleLine Yield Opportunities Fund	Chairman of the Board of Trustees
Earl Lariscy, General Counsel	DoubleLine Funds Trust	Vice President
	DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, DoubleLine Yield Opportunities Fund	Vice President and Assistant Secretary
Jeffrey J. Sherman, Deputy Chief Investment Officer	DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, DoubleLine Yield Opportunities Fund	Vice President
Youse Guia, Chief Compliance Officer	DoubleLine Funds Trust, DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, DoubleLine Yield Opportunities Fund	Chief Compliance Officer
Cris Santa Ana, Chief Risk Officer	DoubleLine Funds Trust, DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, DoubleLine Yield Opportunities Fund	Secretary
Patrick Townzen, Director of Operations	DoubleLine Funds Trust, DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, DoubleLine Yield Opportunities Fund	Vice President
(9)
Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (“Dreyfus”), acts as subadviser to the NVIT Government Money Market Fund. Dreyfus also acts as an investment adviser or subadviser to other investment companies.  To the knowledge of the Registrant, the directors and officers of Dreyfus have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
(10)
Federated Investment Management Company (“Federated”) acts as subadviser to the Federated NVIT High Income Bond Fund and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Hermes, Inc. (formerly, Federated Investors, Inc). Federated serves as investment adviser to a number of investment companies and private accounts. Except as noted below, the directors and officers of Federated have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities: ,,,]
Name and Position with Federated	Other Company	Position with Other Company
James Gallagher II, Trustee	Morris James LLP 500 Delaware Avenue, Suite 1500 Wilmington, DE 19801-1494	Partner
(11)
Goldman Sachs Asset Management, L.P. (“GSAM”) is an indirect wholly owned subsidiary of The Goldman Sachs Group, Inc. and serves as subadviser to the NVIT GS Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund and NVIT GS Small Cap Equity Insights Fund. GSAM is engaged in the investment advisory business. GSAM is part of The Goldman Sachs Group,

Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. GSAM Holdings LLC is the general partner and principal owner of GSAM. To the knowledge of the Registrant, the directors and officers of GSAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
(12)
Invesco Advisers, Inc. (“Invesco”) acts as subadviser to the NVIT Multi-Manager Small Cap Growth Fund and NVIT Multi-Manager Small Company Fund. Except as noted below, no director, officer, or partner of Invesco has been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
The following table provides information with respect to the principal executive officer and the directors of Invesco.
Registrant's investment sub-adviser, Invesco is located at 1555 Peachtree Street, N.E., Atlanta, GA 30309. In addition to providing sub-advisory services, Invesco, through its subsidiaries, engages in the business of investment management on an international basis. The directors, officers, or partners of Invesco have held, during the past two fiscal years, the following positions of a substantial nature.
Name	Position
Gregory McGreevey	Director, Chairman, President and Chief Executive Officer
Andrew R. Schlossberg	Director and Sr. Vice President
L. Allison Dukes	Director
Kevin M. Carome	Director
Todd Kuehl	Chief Compliance Officer
Annette Lege	Chief Accounting Officer, CFO and Treasurer
Mark Gregson	Controller
Jeffrey H. Kupor	Senior Vice President and Secretary
Crissie M. Wisdom	Anti-Money Laundering Compliance Officer
(13)
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) acts as subadviser to the NVIT Multi-Manager Small Company Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT U.S. 130/30 Equity Fund, and NVIT Jacobs Levy Large Cap Growth Fund. To the knowledge of the Registrant, the directors and officers of Jacobs Levy have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
(14)
J.P. Morgan Investment Management, Inc. (“JPMIM”), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co., acts as subadviser to the NVIT J.P. Morgan Disciplined Equity Fund and NVIT J.P. Morgan MozaicSM Fund. The directors and executive officers of JPMIM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of JPMIM or its affiliates.
(15)
Lazard Asset Management LLC (“Lazard”) acts as subadviser to the NVIT International Equity Fund and NVIT Emerging Markets Fund. The directors and officers of Lazard have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.
(16)
Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) acts as subadviser to the NVIT Mellon Dynamic U.S. Core Fund and NVIT Mellon Dynamic U.S. Equity Income Fund. To the knowledge of the Registrant, the directors and officers of Mellon have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.
(17)
Nationwide Asset Management, LLC (“NWAM”) acts as subadviser to the NVIT Core Bond Fund, NVIT Short Term Bond Fund, NVIT Government Bond Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Managed Growth and Income Fund, NVIT CardinalSM Managed Growth Fund, NVIT CardinalSM Managed Growth & Income Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Managed American Funds Growth-Income Fund, and BlackRock NVIT Managed Global Allocation Fund. To the knowledge of the Registrant, the directors and officers of NWAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities. (18) Neuberger Berman Investment Advisers LLC (“Neuberger Berman”) is a wholly owned subsidiary of Neuberger Berman Group LLC. Neuberger Berman serves as sub-adviser to the Neuberger Berman NVIT Multi Cap Opportunities Fund and NVIT Core Plus Bond Fund. The directors and executive officers of

Neuberger Berman are Bradley Tank, Joseph Amato, Lawrence Kohn, Brad Cetron, and Robert Eason, Stephen Wright, Leo Viola and Kenneth DeRegt. These individuals have not been engaged in any other business or profession, vocation or employment of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of Neuberger Berman or certain of Neuberger Berman’s affiliated entities or certain domestic or non-US investment companies.
(19)
Newton Investment Management Limited (“Newton”) acts as a subadvisor to the NVIT Newton Sustainable U.S. Equity Fund. The directors and officers of Newton have not been engaged in any other business or profession of substantial nature during the past two fiscal years.
(20)
Thompson, Siegel & Walmsley LLC (“TSW”) acts as subadviser to the NVIT Multi-Manager Mid Cap Value Fund. To the knowledge of the Registrant, the directors and officers of TSW have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.
(21)
WCM Investment Management, LLC (“WCM”) acts as subadviser to the NVIT Multi-Manager Small Cap Value Fund. To the knowledge of the Registrant, the directors and officers of WCM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.
(22)
Wellington Management Company LLP (“Wellington Management”) acts as subadviser to the NVIT Multi-Manager Small Cap Growth Fund and NVIT Real Estate Fund. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.
(23)
Wells Capital Management, Inc. (“Wells Capital”) acts as subadviser to the NVIT Wells Fargo Discovery Fund. To the knowledge of the Registrant, no director, officer, or partner of Wells Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity as director, officer, employee, partner or trustee outside of Wells Fargo.
ITEM 32. PRINCIPAL UNDERWRITERS
(a)
NFD, the principal underwriter of the Trust, also acts as principal underwriter for Nationwide Mutual Funds.
(b)
Herewith is the information required by the following table with respect to each director, officer or partner of NFD. The address for the persons listed below is One Nationwide Plaza, Columbus, Ohio 43215.
Name:	Position with NFD:	Position with Registrant:
Michael S. Spangler	Chairman, Director and President	President, Chief Executive Officer and Principal Executive Officer
Holly A. Butson	Chief Compliance Officer	N/A
Lee T. Cummings	Vice President	Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations
David A. Conner	Associate Vice President and Assistant Treasurer	N/A
Kathy R. Richards	Associate Vice President and Secretary	N/A
Jennifer T. Grinstead	Chief Marketing Officer	N/A
(c)
Not applicable.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
J.P. Morgan Investor Services Co.
1 Beacon Street
Boston, MA 02108-3002
Nationwide Variable Insurance Trust
One Nationwide Plaza
Columbus, Ohio 43215

ITEM 34. MANAGEMENT SERVICES
Not applicable.
ITEM 35. UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 245/250 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, and State of Ohio, on this 24th day of March, 2021.
NATIONWIDE VARIABLE INSURANCE TRUST
BY:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant
PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.
Signature & Title
/s/Michael S. Spangler*
Michael S. Spangler, President, Chief Executive Officer and Principal Executive Officer
/s/Lee T. Cummings*
Lee T. Cummings, Senior Vice President, Treasurer and Principal Financial Officer
/s/Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee
/s/Lorn C. Davis*
Lorn C. Davis, Trustee
/s/Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee
/s/Barbara I. Jacobs*
Barbara I. Jacobs, Trustee
/s/Keith F. Karlawish*
Keith F. Karlawish, Trustee and Chairman
/s/Carol A. Kosel*
Carol A. Kosel, Trustee
/s/Douglas F. Kridler*
Douglas F. Kridler, Trustee
/s/M. Diane Koken*
M. Diane Koken, Trustee
/s/David E. Wezdenko*
David E. Wezdenko

*BY:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact